Alger American Capital Appreciation Portfolio | Alger American LargeCap Growth Portfolio | Alger American MidCap Growth Portfolio | Alger American SMidCap Growth Portfolio | Alger American SmallCap Growth Portfolio | Alger American Income & Growth Portfolio | Alger American Balanced Portfolio

THE ALGER AMERICAN FUND

Class O Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class O Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

4	Risks

5	Performance

7	Fees and Expenses

8	Hypothetical Expense Information

9	Additional Information about the Portfolios' Investments

10	Management and Organization

12	Shareholder Information

	Distributor	12

	Transfer Agent	12

	Net Asset Value	12

	Dividends and Distributions	12

	Classes of Shares	12

	Purchasing and Redeeming Shares	12

	Limitations on Excessive Trading	13

	Disclosure of Portfolio Holdings	13

	Other Information	14

15	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of each Portfolio are discussed individually below. Each of Alger American LargeCap Growth Portfolio, Alger American MidCap Growth Portfolio, Alger American SMidCap Growth Portfolio and Alger American SmallCap Growth Portfolio has adopted a policy to invest at least 80% of its assets, and Alger American Capital Appreciation Portfolio has adopted a policy to invest at least 85% of its assets, in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

Each Portfolio (except for the fixed-income portion of Alger American Balanced Portfolio) invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. Each Portfolio's equity investments are primarily in "growth" stocks. The Portfolios' manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change, or merger and acquisition.

Some Portfolios must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Portfolio's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Portfolio may engage in active trading of portfolio securities. If a Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

Each Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

Each Portfolio may invest up to 20% of the value of its total assets in foreign securities.

Each Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American Capital Appreciation Portfolio ("Capital Appreciation Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential.

The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Portfolios," the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Portfolio invests may have limited product lines or financial resources, or lack management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Portfolio's net asset value can decrease more quickly than if the Portfolio had not borrowed.

Alger American LargeCap Growth Portfolio ("LargeCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2008, the market capitalization of the companies in this index ranged from $44.8 million to $421.8 billion.

While the foregoing broad policy still applies, the Board of Trustees of the Portfolio has approved further narrowing the Portfolio's investment focus within this range. Under normal circumstances, the Portfolio invests at least 75% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Portfolio will no longer purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion. Additionally, the Portfolio will generally limit its investments to between 70 – 100 holdings.

RISKS: The Portfolio's principal risks are those summarized below in "Risks Applicable to All Equity Portfolios."

Alger American MidCap Growth Portfolio ("MidCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $45 million to $15 billion.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Portfolios," the following risks apply:

•  the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of medium market capitalization.

Alger American SMidCap Growth Portfolio ("SMidCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal circumstances, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of smallcap and midcap companies. The Portfolio focuses on smallcap and midcap companies that the Manager believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or S&P SmallCap 600 Index, or the Russell Midcap Growth Index or S&P MidCap 400 Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $15 million to $15 billion.

The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Portfolios," the following risks apply:

•  the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Portfolio's net asset value could decrease more quickly than if it had not borrowed.

Alger American SmallCap Growth Portfolio ("SmallCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $15 million to $3.3 billion.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Portfolios," the following risks apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

Alger American Income & Growth Portfolio ("Income & Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

PRINCIPAL STRATEGY: The Portfolio invests primarily in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

RISKS: In addition to the risks described in "Risks Applicable to All Equity Portfolios," the following risk applies:

•  the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons.

Alger American Balanced Portfolio ("Balanced Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks current income and long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by the Manager). The Portfolio also may invest up to 10% of its net assets in lower-rated securities ("high yield" or "junk" bonds), rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

RISKS: The primary risks arising from the fixed-income portion of the Portfolio are:

•  fixed-income securities' sensitivity to interest-rate movements; their market values tend to fall when interest rates rise.

•  lower-rated securities' greater risk of default, generally less liquidity, and susceptibility to greater price volatility.

•  the potential for a decline in the value of the Portfolio's portfolio securities in the event of an issuer's falling credit rating or actual default.

•  mortgage-backed and asset-backed securities' sensitivity to interest rate movement; their duration and volatility move with interest rates.

•  the risk that a fixed-income security will be prepaid prior to maturity in a period of falling interest rates and the Portfolio will be forced to reinvest the proceeds in a lower-yielding security.

•  the possibility that the market in a security in which the Portfolio invests may lack full liquidity, rendering it difficult or impossible to liquidate a position in the security at a time and price acceptable to the Portfolio.

•  the possibility that the actions of governments or agencies or other regulatory bodies in adopting or changing laws or regulations may adversely affect the issuer or market value of a security held by the Portfolio.

•  the possibility that the U.S. Government may not provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer were to default, the Portfolio might not be able to recover its investment from the U.S. Government.

•  the risk that interest rate movements may have a more significant impact on the market value of fixed-income securities with longer maturities, resulting in a more marked decline in the value of such securities when interest rates rise.

The primary risks for the equity portion of the Portfolio are those summarized below in "Risks Applicable to All Equity Portfolios."

RISKS

Risks Applicable to All Equity Portfolios

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on each Portfolio's investment style and objective, an investment in a Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by a Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to a specific Portfolio because of its investment approach.

To the extent that a Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar charts and the tables beneath them give you some indication of the risks of investing in the Portfolios by showing changes in each Portfolio's performance from year to year and by showing how each Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar charts, the annual returns for all Portfolios are for Class O shares. In the tables below the bar charts, average annual returns for all Portfolios assume redemption at the end of each period shown.

Performance information for SMidCap Growth Portfolio is not included because the Portfolio did not have a full calendar year of performance at December 31, 2008.

Remember that a Portfolio's past performance is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  Barclays Capital U.S. Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

CAPITAL APPRECIATION PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS O SHARES

Best Quarter:  40.16%  Q4  1999
Worst Quarter:  -22.55%  Q4  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (1/25/95)
Capital Appreciation Portfolio	-45.13%	1.59%	0.81%	10.45%
Russell 3000 Growth Index	-38.45%	-3.34%	-4.02%	4.69%

LARGECAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS O SHARES

Best Quarter:  21.66%  Q4  1999
Worst Quarter:  -26.75%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (1/9/89)
LargeCap Growth Portfolio	-46.15%	-4.30%	-3.09%	8.73%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	7.35%

MIDCAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS O SHARES

Best Quarter:  25.60%  Q4  1999
Worst Quarter:  -32.70%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (5/3/93)
MidCap Growth Portfolio	-58.36%	-5.61%	0.49%	8.27%
Russell Midcap Growth Index	-44.32%	-2.33%	-0.19%	6.01%

INCOME & GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 each year (%)
CLASS O

Best Quarter:  35.96%  Q4  1999
Worst Quarter:  -24.53%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (11/15/88)
Income & Growth Portfolio	-39.47%	-4.06%	-1.31%	6.82%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	7.48%

SMALLCAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS O SHARES

Best Quarter:  31.06%  Q4  1999
Worst Quarter:  -27.98%  Q1  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (9/21/88)
SmallCap Growth Portfolio	-46.60%	0.47%	-2.31%	7.90%
Russell 2000 Growth Index	-38.53%	-2.35%	-0.76%	5.14%

BALANCED PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS O SHARES

Best Quarter:  15.59%  Q4  1999
Worst Quarter:  -18.34%  Q4  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (9/5/89)
Balanced Portfolio	-31.76%	-1.86%	1.59%	6.51%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	6.17%
Barclays Capital U.S. Gov't/ Credit Bond Index	5.71%	4.64%	5.64%	7.22%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in a Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of a Portfolio. The numbers below are based on each Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolios do not charge any redemption fees or sales loads in connection with an investment in the Portfolios. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Capital Appreciation Portfolio	LargeCap Growth Portfolio	MidCap Growth Portfolio	SMidCap Growth Portfolio	SmallCap Growth Portfolio	Income & Growth Portfolio		Balanced Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.81%	.71%	.76%	.81%	.81%	.585%		.71%
Distribution and/or Service (12b-1) Fees	None	None	None	None	None	None		None
Other Expenses	.135%	.12%	.16%	3.79%	.11%	.255%		.14%
Total Annual Fund Operating Expenses	.945%	.83%	.92%	4.60%	.92%	.84%		.85%
Fee Waiver and/or Expense Reimbursement	.035%*	N/A	N/A	3.60%**	N/A	.05	%***	.04%+
Net Expenses	.91%	N/A	N/A	1.00%	N/A	.79%		.81%

*  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .035% of its Advisory Fees.

**  The Manager has contractually agreed to waive its fee and/or reimburse expenses through April 30, 2010 to the extent necessary to limit the SMidCap Growth Portfolio's annual operating expenses to 1.00% of the Portfolio's average net assets (excluding interest, taxes, brokerage and extraordinary expenses). The Manager may recoup Advisory Fees waived pursuant to the contractual arrangement, but it may recoup fees only within the year from fees paid in that year. The Manager will not recoup reimbursements paid in previous years.

***  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .05% of its Advisory Fees.

+  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .04% of its Advisory Fees.

EXAMPLES

The following examples, which reflect the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Capital Appreciation Portfolio	$93	$290	$512	$1,150
LargeCap Growth Portfolio	$85	$265	$460	$1,025
MidCap Growth Portfolio	$94	$293	$509	$1,131
SMidCap Growth Portfolio	$102	$1,063	$2,031	$4,486
SmallCap Growth Portfolio	$94	$293	$509	$1,131
Income & Growth Portfolio	$81	$252	$450	$1,022
Balanced Portfolio	$83	$259	$459	$1,037

Absent fee waivers and reimbursements, your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Capital Appreciation Portfolio	$96	$301	$523	$1,161
SMidCap Growth Portfolio	$461	$1,388	$2,323	$4,693
Income & Growth Portfolio	$86	$268	$466	$1,037
Balanced Portfolio	$87	$271	$471	$1,049

The examples above do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of a Portfolio's expenses, including investment advisory fees and other portfolio costs, on each Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for any Portfolio classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.

Capital Appreciation Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.09%	8.35%	12.78%	17.39%	22.19%	27.19%	32.39%	37.81%	43.44%	49.31%
End Investment Balance	$10,409	$10,835	$11,278	$11,739	$12,219	$12,719	$13,239	$13,781	$14,344	$14,931
Annual Expense	$93	$97	$101	$105	$109	$113	$118	$123	$128	$133
LargeCap Growth Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.17%	8.51%	13.04%	17.75%	22.66%	27.78%	33.11%	38.66%	44.44%	50.46%
End Investment Balance	$10,417	$10,851	$11,304	$11,775	$12,266	$12,778	$13,311	$13,866	$14,444	$15,046
Annual Expense	$85	$88	$92	$96	$100	$104	$108	$113	$117	$122
MidCap Growth Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.08%	8.33%	12.75%	17.35%	22.13%	27.12%	32.30%	37.70%	43.32%	49.17%
End Investment Balance	$10,408	$10,833	$11,275	$11,735	$12,213	$12,712	$13,230	$13,770	$14,332	$14,917
Annual Expense	$94	$98	$102	$106	$110	$115	$119	$124	$129	$135
SMidCap Growth Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.00%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.00%	4.42%	4.83%	5.25%	5.67%	6.10%	6.52%	6.95%	7.37%	7.80%
End Investment Balance	$10,400	$10,442	$10,483	$10,525	$10,567	$10,610	$10,652	$10,695	$10,737	$10,780
Annual Expense	$102	$479	$481	$483	$485	$487	$489	$491	$493	$495
SmallCap Growth Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.08%	8.33%	12.75%	17.35%	22.13%	27.12%	32.30%	37.70%	43.32%	49.17%
End Investment Balance	$10,408	$10,833	$11,275	$11,735	$12,213	$12,712	$13,230	$13,770	$14,332	$14,917
Annual Expense	$94	$98	$102	$106	$110	$115	$119	$124	$129	$135

Income & Growth Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.21%	8.60%	13.17%	17.93%	22.90%	28.07%	33.46%	39.08%	44.94%	51.04%
End Investment Balance	$10,421	$10,860	$11,317	$11,793	$12,290	$12,807	$13,346	$13,908	$14,494	$15,104
Annual Expense	$81	$84	$88	$91	$95	$99	$103	$108	$112	$117
Balanced Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.19%	8.56%	13.10%	17.84%	22.78%	27.93%	33.29%	38.87%	44.69%	50.75%
End Investment Balance	$10,419	$10,856	$11,310	$11,784	$12,278	$12,793	$13,329	$13,887	$14,469	$15,075
Annual Expense	$83	$86	$90	$94	$97	$102	$106	$110	$115	$120

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIOS' INVESTMENTS

Securities Ratings

Fixed-income securities rated below "investment grade" — a term that refers to the top four rating categories by an NRSRO — are sometimes referred to as "high yield" securities because of their typically higher yields or as "junk bonds" because of their lower credit quality and more speculative character. Balanced Portfolio may invest in such lower-rated securities to achieve higher yields only if the securities are rated in one of the two categories just below investment grade (BB and B of Standard & Poor's, Fitch, and Dominion, Ba and B of Moody's, bb and b of A.M. Best). See the Appendix to the Statement of Additional Information for a fuller discussion of the rating categories.

Mortgage-Backed and Asset-Backed Securities

Rising interest rates tend to extend the duration of mortgage-backed and asset-backed securities, making them more sensitive to interest rate movements. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-backed and asset-backed securities may exhibit additional volatility. In addition, mortgage-backed and asset-backed securities are subject to prepayment risk. For example, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

A Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

A Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

A Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by a Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolios may invest in, along with certain risks, are discussed in the Portfolios' Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolios and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of each Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolios pay the Manager advisory fees at these annual rates based on a percentage of average daily net assets: Capital Appreciation, SMidCap Growth, and SmallCap Growth Portfolios — .81%; MidCap Growth Portfolio — .76%; LargeCap Growth and Balanced Portfolios — .71%; and Income & Growth Portfolio — .585%.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager(s)	Since
Capital Appreciation Portfolio	Patrick Kelly	October 2005 (co-portfolio manager from September 2004 to October 2005)

LargeCap Growth Portfolio	Dan C. Chung and Andrew Silverberg	September 2001 January 2007

MidCap Growth Portfolio	Dan C. Chung	September 2001

SMidCap Growth Portfolio	Dan C. Chung and Jill Greenwald	Inception (1/2/08) Inception (1/2/08)

SmallCap Growth Portfolio	Jill Greenwald	November 2001

Income & Growth Portfolio	Dan C. Chung, Kevin Collins, and Andrew Silverberg	September 2003 September 2003 May 2006

Balanced Portfolio	Kevin Collins, John A. Curry, and Andrew Silverberg	September 2003 December 2004 January 2007

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Portfolio(s) that they manage.

•  Mr. Kelly has been employed by the Manager since 1999 and currently serves as Executive Vice President and portfolio manager.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

•  Ms. Greenwald has been employed by the Manager since 2001 and currently serves as Executive Vice President and portfolio manager.

•  Mr. Collins has been employed by the Manager since 1996 and currently serves as a Senior Vice President and Senior Analyst.

•  Mr. Curry has been employed by the Manager since 2004 and currently serves as Vice President and portfolio manager. Mr. Curry was previously Vice President at Janney Montgomery Scott, LLC from September 2003 to December 2004.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to each Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial

Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for a Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

Each Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

Each Portfolio declares and pays dividends and distributions annually. Each Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by a Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in a Portfolio.

Classes of Shares

Each Portfolio offers two classes of shares: Class O shares and Class S shares, except that each of SMidCap Growth Portfolio and Income & Growth Portfolio only offers Class O shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

Purchasing and Redeeming Shares

Because each Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of a Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer

Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

Each Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolios recognize that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolios therefore discourage market timing, and to the extent possible monitors for market timing patterns in each of the Portfolios.

The Board of Trustees has determined that a Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of a Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolios might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolios to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolios' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of each Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolios. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios) are acceptable.

The Portfolios' full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolios' fiscal quarter.

In addition, the Portfolios make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolios provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolios' policies and procedures regarding such disclosure. This agreement must be approved by the Portfolios' Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolios routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolios. Such information will include, but not be limited to, relative weightings and characteristics of Portfolios versus their respective index and security specific impact on overall performance. Please contact the Portfolios at (800) 992-3863 to obtain such information.

Other Information

A Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Portfolio or the amount of proceeds received by a Portfolio on the sale of shares.

Each Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, each Portfolio's independent registered public accounting firm, whose report, along with each Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolios' financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American Capital Appreciation Portfolio—Class O
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$55.39		$41.48		$34.78		$30.39	$28.09
Net Investment Income (Loss)	0.05	(i)	(0.07	)(i)	(0.07	)(i)	(0.21)	(0.07)
Net Realized and Unrealized Gain on Investments	(25.05)		13.98		6.77		4.60	2.37
Total from Investment Operations	(25.00)		13.91		6.70		4.39	2.30
Net Asset Value, End of Year	$30.39		$55.39		$41.48		$34.78	$30.39
Total Return	(45.13)%		33.53%		19.26%		14.45%	8.19%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$183,335		$414,959		$298,024		$298,410	$380,336
Ratio of Expenses to Average Net Assets	0.91	%(ii)	0.93	%(ii)	0.98%		0.91%	0.97%
Ratios of Net Investment Income (Loss) to Average Net Assets	0.12%		(0.15)%		(0.19)%		(0.08)%	(0.14)%
Portfolio Turnover Rate	317.72%		254.03%		245.58%		130.14%	182.41%
	Alger American LargeCap Growth Portfolio—Class O
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$49.27		$41.22		$39.24		$35.12	$33.29
Net Investment Income (Loss)	0.21	(i)	0.08	(i)	0.11	(i)	0.03	0.07
Net Realized and Unrealized Gain on Investments	(22.91)		8.12		1.92		4.17	1.76
Total from Investment Operations	(22.70)		8.20		2.03		4.20	1.83
Dividends from Net Investment Income	(0.09)		(0.15)		(0.05)		(0.08)	—
Net Asset Value, End of Year	$26.48		$49.27		$41.22		$39.24	$35.12
Total Return	(46.15)%		19.94%		5.18%		12.00%	5.50%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$267,928		$562,009		$613,742		$839,841	$1,028,652
Ratio of Expenses to Average Net Assets	0.83%		0.83%		0.83%		0.81%	0.86%
Ratios of Net Investment Income (Loss) to Average Net Assets	0.54%		0.17%		0.27%		0.10%	0.21%
Portfolio Turnover Rate	181.23%		133.61%		337.35%		257.14%	194.25%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Amount has been reduced by 0.04% due to expense reimbursement.

	Alger American MidCap Growth Portfolio—Class O
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$23.62		$20.75		$21.90		$20.80	$18.40
Net Investment Loss	(0.05	)(i)	(0.07	)(i)	(0.09	)(i)	(0.31)	(0.11)
Net Realized and Unrealized Gain on Investments	(10.60)		6.07		2.08		2.22	2.51
Total from Investment Operations	(10.65)		6.00		1.99		1.91	2.40
Dividends from Net Investment Income	(0.03)		—		—		—	—
Distributions from Net Realized Gains	(5.90)		(3.13)		(3.14)		(0.81)	—
Total Distributions	(5.93)		(3.13)		(3.14)		(0.81)	—
Net Asset Value, End of Year	$7.04		$23.62		$20.75		$21.90	$20.80
Total Return	(58.36)%		31.56%		10.14%		9.82%	13.04%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$128,806		$367,970		$317,649		$369,157	$482,868
Ratio of Expenses to Average Net Assets	0.92%		0.91%		0.91%		0.86%	0.92%
Ratios of Net Investment Loss to Average Net Assets	(0.33)%		(0.33)%		(0.42)%		(0.45)%	(0.62)%
Portfolio Turnover Rate	353.68%		242.84%		313.80%		226.14%	229.17%

	Alger American SMidCap Growth Portfolio—Class O
	From 1/2/08 (commencement of operations) to 12/31/08(iii)
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Period	$10.00
Net Investment Loss	(0.05	)(i)
Net Realized and Unrealized Gain on Investments	(4.98)
Total from Investment Operations	(5.03)
Net Asset Value, End of Period	$4.97
Total Return	(50.30)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)	$999
Ratio of Expenses to Average Net Assets	1.00	%(ii)
Ratios of Net Investment Income to Average Net Assets	(0.64)%
Portfolio Turnover Rate	77.82%

	Alger American SmallCap Growth Portfolio—Class O
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$33.32		$28.42		$23.68		$20.26	$17.38
Net Investment Loss	(0.17	)(i)	(0.21	)(i)	(0.16	)(i)	(0.20)	(0.27)
Net Realized and Unrealized Gain on Investments	(15.21)		5.11		4.90		3.62	3.15
Total from Investment Operations	(15.38)		4.90		4.74		3.42	2.88
Distributions from Net Realized Gains	(0.36)		—		—		—	—
Net Asset Value, End of Year	$17.58		$33.32		$28.42		$23.68	$20.26
Total Return	(46.60)%		17.24%		20.02%		16.88%	16.57%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$248,212		$558,654		$525,675		$509,855	$484,760
Ratio of Expenses to Average Net Assets	0.92%		0.96%		0.93%		0.91%	0.97%
Ratios of Net Investment Loss to Average Net Assets	(0.66)%		(0.66)%		(0.63)%		(0.43)%	(0.72)%
Portfolio Turnover Rate	57.34%		65.96%		91.40%		97.11%	135.33%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Amount has been reduced by 3.60% due to expense reimbursement.

(iii)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

	Alger American Income & Growth Portfolio—Class O
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$12.12		$11.09		$10.28	$10.05	$9.37
Net Investment Income	0.19	(i)	0.18	(i)	0.08 (i)	0.13	0.10
Net Realized and Unrealized Gain on Investments	(4.90)		0.94		0.86	0.21	0.63
Total from Investment Operations	(4.71)		1.12		0.94	0.34	0.73
Dividends from Net Investment Income	(0.21)		(0.09)		(0.13)	(0.11)	(0.05)
Net Asset Value, End of Year	$7.20		$12.12		$11.09	$10.28	$10.05
Total Return	(39.47)%		10.13%		9.31%	3.44%	7.85%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$29,516		$62,121		$68,106	$76,770	$93,554
Ratio of Expenses to Average Net Assets	0.79	%(ii)	0.72	%(ii)	0.91%	0.75%	0.78%
Ratios of Net Investment Income to Average Net Assets	1.86%		1.52%		0.77%	1.08%	0.97%
Portfolio Turnover Rate	72.01%		83.10%		151.43%	103.93%	96.49%
	Alger American Balanced Portfolio—Class O
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$14.61		$14.11		$14.44	$13.55	$13.16
Net Investment Income	0.26	(i)	0.26	(i)	0.24 (i)	0.20	0.19
Net Realized and Unrealized Gain on Investments	(4.35)		1.41		0.39	0.92	0.40
Total from Investment Operations	(4.09)		1.67		0.63	1.12	0.59
Dividends from Net Investment Income	(0.33)		(0.31)		(0.22)	(0.23)	(0.20)
Distributions from Net Realized Gains	(1.55)		(0.86)		(0.74)	—	—
Total Distributions	(1.88)		(1.17)		(0.96)	(0.23)	(0.20)
Net Asset Value, End of Year	$8.64		$14.61		$14.11	$14.44	$13.55
Total Return	(31.76)%		12.37%		4.72%	8.42%	4.57%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$118,759		$224,090		$254,579	$292,412	$309,744
Ratio of Expenses to Average Net Assets	0.81	%(iii)	0.80	%(iii)	0.86%	0.81%	0.87%
Ratios of Net Investment Income to Average Net Assets	2.19%		1.79%		1.71%	1.29%	1.41%
Portfolio Turnover Rate	76.32%		103.77%		288.73%	218.77%	177.66%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Amount has been reduced by 0.05% due to expense reimbursement.

(iii)  Amount has been reduced by 0.04% due to expense reimbursement.

NOTES:

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about each Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolios' toll-free number, at the Portfolios' website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about each Portfolio's investments is available in the Portfolios' annual and semi-annual reports (when available) to shareholders. In the Portfolios' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolios' toll-free number, at the Portfolios' website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolios' website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolios by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American Capital Appreciation Portfolio

THE ALGER AMERICAN FUND

Class O Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class O Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

2	Risks

3	Performance

3	Fees and Expenses

4	Hypothetical Expense Information

4	Additional Information about the Portfolio's Investments

5	Management and Organization

6	Shareholder Information

	Distributor	6

	Transfer Agent	6

	Net Asset Value	6

	Dividends and Distributions	6

	Classes of Shares	7

	Purchasing and Redeeming Shares	7

	Limitations on Excessive Trading	7

	Disclosure of Portfolio Holdings	7

	Other Information	8

9	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. Alger American Capital Appreciation Portfolio has adopted a policy to invest at least 85% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change, or merger and acquisition.

The Portfolio may take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio manager may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American Capital Appreciation Portfolio ("Capital Appreciation Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential.

The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below, the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Portfolio invests may have limited product lines or financial resources, or lack management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Portfolio's net asset value can decrease more quickly than if the Portfolio had not borrowed.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar chart, the annual returns for the Portfolio are for Class O shares. In the table below the bar chart, average annual returns for the Portfolio assume redemption at the end of each period shown.

Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.

The index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest of the underlying securities that make up the index.

•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

CAPITAL APPRECIATION PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS O SHARES

Best Quarter:  40.16%  Q4  1999
Worst Quarter:  -22.55%  Q4  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (1/25/95)
Capital Appreciation Portfolio	-45.13%	1.59%	0.81%	10.45%
Russell 3000 Growth Index	-38.45%	-3.34%	-4.02%	4.69%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

Capital Appreciation Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.135%
Total Annual Fund Operating Expenses	.945%
Fee Waiver and/or Expense Reimbursement	.035%*
Net Expenses	.91%

*  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .035% of its Advisory Fees.

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Capital Appreciation Portfolio	$93	$290	$512	$1,150

Absent fee waivers and reimbursements, your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Capital Appreciation Portfolio	$96	$301	$523	$1,161

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.

Capital Appreciation Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.09%	8.35%	12.78%	17.39%	22.19%	27.19%	32.39%	37.81%	43.44%	49.31%
End Investment Balance	$10,409	$10,835	$11,278	$11,739	$12,219	$12,719	$13,239	$13,781	$14,344	$14,931
Annual Expense	$93	$97	$101	$105	$109	$113	$118	$123	$128	$133

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager an advisory fee at the annual rate of 0.81% of average daily net assets.

Portfolio Manager Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager	Since
Capital Appreciation Portfolio	Patrick Kelly	October 2005 (co-portfolio manager from September 2004 to October 2005)

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts that he manages, and his ownership of securities of the Portfolio(s) that he manages.

•  Mr. Kelly has been employed by the Manager since 1999 and currently serves as Executive Vice President and portfolio manager.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended

(the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

The Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American Capital Appreciation Portfolio—Class O
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$55.39		$41.48		$34.78		$30.39	$28.09
Net Investment Income (Loss)	0.05	(i)	(0.07	)(i)	(0.07	)(i)	(0.21)	(0.07)
Net Realized and Unrealized Gain on Investments	(25.05)		13.98		6.77		4.60	2.37
Total from Investment Operations	(25.00)		13.91		6.70		4.39	2.30
Net Asset Value, End of Year	$30.39		$55.39		$41.48		$34.78	$30.39
Total Return	(45.13)%		33.53%		19.26%		14.45%	8.19%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$183,335		$414,959		$298,024		$298,410	$380,336
Ratio of Expenses to Average Net Assets	0.91	%(ii)	0.93	%(ii)	0.98%		0.91%	0.97%
Ratios of Net Investment Income (Loss) to Average Net Assets	0.12%		(0.15)%		(0.19)%		(0.08)%	(0.14)%
Portfolio Turnover Rate	317.72%		254.03%		245.58%		130.14%	182.41%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Amount has been reduced by 0.04% due to expense reimbursement.

NOTES:

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American LargeCap Growth Portfolio

THE ALGER AMERICAN FUND

Class O Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class O Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

2	Risks

3	Performance

3	Fees and Expenses

4	Hypothetical Expense Information

4	Additional Information about the Portfolio's Investments

5	Management and Organization

6	Shareholder Information

	Distributor	6

	Transfer Agent	6

	Net Asset Value	6

	Dividends and Distributions	6

	Classes of Shares	7

	Purchasing and Redeeming Shares	7

	Limitations on Excessive Trading	7

	Disclosure of Portfolio Holdings	7

	Other Information	8

9	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. Alger American LargeCap Growth Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change, or merger and acquisition.

The Portfolio must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American LargeCap Growth Portfolio ("LargeCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2008, the market capitalization of the companies in this index ranged from $44.8 million to $421.8 billion.

While the foregoing broad policy still applies, the Board of Trustees of the Portfolio has approved further narrowing the Portfolio's investment focus within this range. Under normal circumstances, the Portfolio invests at least 75% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Portfolio will no longer purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion. Additionally, the Portfolio will generally limit its investments to between 70 – 100 holdings.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar chart, the annual returns for the Portfolio are for Class O shares. In the table below the bar chart, average annual returns for the Portfolio assume redemption at the end of each period shown.

Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.

The index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest of the underlying securities that make up the index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

LARGECAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS O SHARES

Best Quarter:  21.66%  Q4  1999
Worst Quarter:  -26.75%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (1/9/89)
LargeCap Growth Portfolio	-46.15%	-4.30%	-3.09%	8.73%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	7.35%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

LargeCap Growth Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.71%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.12%
Total Annual Fund Operating Expenses	.83%
Fee Waiver and/or Expense Reimbursement	N/A
Net Expenses	N/A

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
LargeCap Growth Portfolio	$85	$265	$460	$1,025

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.

LargeCap Growth Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.17%	8.51%	13.04%	17.75%	22.66%	27.78%	33.11%	38.66%	44.44%	50.46%
End Investment Balance	$10,417	$10,851	$11,304	$11,775	$12,266	$12,778	$13,311	$13,866	$14,444	$15,046
Annual Expense	$85	$88	$92	$96	$100	$104	$108	$113	$117	$122

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager an advisory fee at the annual rate of 0.71% of average daily net assets.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager	Since
LargeCap Growth Portfolio	Dan C. Chung and Andrew Silverberg	September 2001 January 2007

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Portfolio(s) that they manage.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the

Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

The Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American LargeCap Growth Portfolio—Class O
	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$49.27	$41.22	$39.24	$35.12	$33.29
Net Investment Income (Loss)	0.21 (i)	0.08 (i)	0.11 (i)	0.03	0.07
Net Realized and Unrealized Gain on Investments	(22.91)	8.12	1.92	4.17	1.76
Total from Investment Operations	(22.70)	8.20	2.03	4.20	1.83
Dividends from Net Investment Income	(0.09)	(0.15)	(0.05)	(0.08)	—
Net Asset Value, End of Year	$26.48	$49.27	$41.22	$39.24	$35.12
Total Return	(46.15)%	19.94%	5.18%	12.00%	5.50%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$267,928	$562,009	$613,742	$839,841	$1,028,652
Ratio of Expenses to Average Net Assets	0.83%	0.83%	0.83%	0.81%	0.86%
Ratios of Net Investment Income (Loss) to Average Net Assets	0.54%	0.17%	0.27%	0.10%	0.21%
Portfolio Turnover Rate	181.23%	133.61%	337.35%	257.14%	194.25%

(i)  Amount was computed based on average shares outstanding during the year.

NOTES:

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American MidCap Growth Portfolio

THE ALGER AMERICAN FUND

Class O Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class O Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

2	Risks

3	Performance

3	Fees and Expenses

3	Hypothetical Expense Information

4	Additional Information about the Portfolio's Investments

5	Management and Organization

6	Shareholder Information

	Distributor	6

	Transfer Agent	6

	Net Asset Value	6

	Dividends and Distributions	6

	Classes of Shares	7

	Purchasing and Redeeming Shares	7

	Limitations on Excessive Trading	7

	Disclosure of Portfolio Holdings	7

	Other Information	8

9	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. Alger American MidCap Growth Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change, or merger and acquisition.

The Portfolio must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio manager may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American MidCap Growth Portfolio ("MidCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $45 million to $15 billion.

RISKS: In addition to the risks described below, the following risks apply:

•  the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of medium market capitalization.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar chart, the annual returns for the Portfolio are for Class O shares. In the table below the bar chart, average annual returns for the Portfolio assume redemption at the end of each period shown.

Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.

The index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest of the underlying securities that make up the index.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

MIDCAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS O SHARES

Best Quarter:  25.60%  Q4  1999
Worst Quarter:  -32.70%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (5/3/93)
MidCap Growth Portfolio	-58.36%	-5.61%	0.49%	8.27%
Russell Midcap Growth Index	-44.32%	-2.33%	-0.19%	6.01%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

MidCap Growth Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.76%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.16%
Total Annual Fund Operating Expenses	.92%
Fee Waiver and/or Expense Reimbursement	N/A
Net Expenses	N/A

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
MidCap Growth Portfolio	$94	$293	$509	$1,131

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.

MidCap Growth Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.08%	8.33%	12.75%	17.35%	22.13%	27.12%	32.30%	37.70%	43.32%	49.17%
End Investment Balance	$10,408	$10,833	$11,275	$11,735	$12,213	$12,712	$13,230	$13,770	$14,332	$14,917
Annual Expense	$94	$98	$102	$106	$110	$115	$119	$124	$129	$135

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager an advisory fee at the annual rate of 0.76% of average daily net assets.

Portfolio Manager Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager	Since
MidCap Growth Portfolio	Dan C. Chung	September 2001

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts that he manages, and his ownership of securities of the Portfolio(s) that he manages.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

The Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American MidCap Growth Portfolio—Class O
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$23.62		$20.75		$21.90		$20.80	$18.40
Net Investment Loss	(0.05	)(i)	(0.07	)(i)	(0.09	)(i)	(0.31)	(0.11)
Net Realized and Unrealized Gain on Investments	(10.60)		6.07		2.08		2.22	2.51
Total from Investment Operations	(10.65)		6.00		1.99		1.91	2.40
Dividends from Net Investment Income	(0.03)		—		—		—	—
Distributions from Net Realized Gains	(5.90)		(3.13)		(3.14)		(0.81)	—
Total Distributions	(5.93)		(3.13)		(3.14)		(0.81)	—
Net Asset Value, End of Year	$7.04		$23.62		$20.75		$21.90	$20.80
Total Return	(58.36)%		31.56%		10.14%		9.82%	13.04%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$128,806		$367,970		$317,649		$369,157	$482,868
Ratio of Expenses to Average Net Assets	0.92%		0.91%		0.91%		0.86%	0.92%
Ratios of Net Investment Loss to Average Net Assets	(0.33)%		(0.33)%		(0.42)%		(0.45)%	(0.62)%
Portfolio Turnover Rate	353.68%		242.84%		313.80%		226.14%	229.17%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Amount has been reduced by 0.04% due to expense reimbursement.

NOTES:

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American SMidCap Growth Portfolio

THE ALGER AMERICAN FUND

Class O Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class O Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

2	Risks

3	Performance

3	Fees and Expenses

4	Hypothetical Expense Information

4	Additional Information about the Portfolio's Investments

5	Management and Organization

6	Shareholder Information

	Distributor	6

	Transfer Agent	6

	Net Asset Value	6

	Dividends and Distributions	7

	Classes of Shares	7

	Purchasing and Redeeming Shares	7

	Limitations on Excessive Trading	7

	Disclosure of Portfolio Holdings	7

	Other Information	8

9	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. Alger American SMidCap Growth Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change, or merger and acquisition.

The Portfolio must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American SMidCap Growth Portfolio ("SMidCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal circumstances, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of smallcap and midcap companies. The Portfolio focuses on smallcap and midcap companies that the Manager believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or S&P SmallCap 600 Index, or the Russell Midcap Growth Index or S&P MidCap 400 Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $15 million to $15 billion.

The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below, the following risks apply:

•  the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Portfolio's net asset value could decrease more quickly than if it had not borrowed.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

Performance information for SMidCap Growth Portfolio is not included because the Portfolio did not have a full calendar year of performance at December 31, 2008.

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

SMidCap Growth Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	3.79%
Total Annual Fund Operating Expenses	4.60%
Fee Waiver and/or Expense Reimbursement	3.60%*
Net Expenses	1.00%

*  The Manager has contractually agreed to waive its fee and/or reimburse expenses through April 30, 2010 to the extent necessary to limit the SMidCap Growth Portfolio's annual operating expenses to 1.00% of the Portfolio's average net assets (excluding interest, taxes, brokerage and extraordinary expenses). The Manager may recoup Advisory Fees waived pursuant to the contractual arrangement, but it may recoup fees only within the year from fees paid in that year. The Manager will not recoup reimbursements paid in previous years.

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
SMidCap Growth Portfolio	$102	$1,063	$2,031	$4,486

Absent fee waivers and reimbursements, your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
SMidCap Growth Portfolio	$461	$1,388	$2,323	$4,693

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.

SMidCap Growth Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.00%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.00%	4.42%	4.83%	5.25%	5.67%	6.10%	6.52%	6.95%	7.37%	7.80%
End Investment Balance	$10,400	$10,442	$10,483	$10,525	$10,567	$10,610	$10,652	$10,695	$10,737	$10,780
Annual Expense	$102	$479	$481	$483	$485	$487	$489	$491	$493	$495

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager an advisory fee at the annual rate of 0.81% of average daily net assets.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager(s)	Since
SMidCap Growth Portfolio	Dan C. Chung and Jill Greenwald	Inception (1/2/08) Inception (1/2/08)

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Portfolio(s) that they manage.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Ms. Greenwald has been employed by the Manager since 2001 and currently serves as Executive Vice President and portfolio manager.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio only offers Class O shares. Only Class O shares are offered in this Prospectus. Both Class O shares and Class S shares are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

The Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

Alger American SMidCap Growth Portfolio—Class O

	From 1/2/08 (commencement of operations) to 12/31/08(iii)
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Period	$10.00
Net Investment Loss	(0.05	)(i)
Net Realized and Unrealized Gain on Investments	(4.98)
Total from Investment Operations	(5.03)
Net Asset Value, End of Period	$4.97
Total Return	(50.30)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)	$999
Ratio of Expenses to Average Net Assets	1.00	%(ii)
Ratios of Net Investment Income to Average Net Assets	(0.64)%
Portfolio Turnover Rate	77.82%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Amount has been reduced by 3.60% due to expense reimbursement.

(iii)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

NOTES:

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American SmallCap Growth Portfolio

THE ALGER AMERICAN FUND

Class O Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class O Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

2	Risks

3	Performance

3	Fees and Expenses

3	Hypothetical Expense Information

4	Additional Information about the Portfolio's Investments

5	Management and Organization

6	Shareholder Information

	Distributor	6

	Transfer Agent	6

	Net Asset Value	6

	Dividends and Distributions	6

	Classes of Shares	7

	Purchasing and Redeeming Shares	7

	Limitations on Excessive Trading	7

	Disclosure of Portfolio Holdings	7

	Other Information	8

9	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. Alger American SmallCap Growth Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change, or merger and acquisition.

The Portfolio must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio manager may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American SmallCap Growth Portfolio ("SmallCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $15 million to $3.3 billion.

RISKS: In addition to the risks described below, the following risks apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar chart, the annual returns for the Portfolio are for Class O shares. In the table below the bar chart, average annual returns for the Portfolio assume redemption at the end of each period shown.

Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.

The index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest of the underlying securities that make up the index.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

SMALLCAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS O SHARES

Best Quarter:  31.06%  Q4  1999
Worst Quarter:  -27.98%  Q1  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (9/21/88)
SmallCap Growth Portfolio	-46.60%	0.47%	-2.31%	7.90%
Russell 2000 Growth Index	-38.53%	-2.35%	-0.76%	5.14%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

SmallCap Growth Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses	.92%
Fee Waiver and/or Expense Reimbursement	N/A
Net Expenses	N/A

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
SmallCap Growth Portfolio	$94	$293	$509	$1,131

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.

SmallCap Growth Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.08%	8.33%	12.75%	17.35%	22.13%	27.12%	32.30%	37.70%	43.32%	49.17%
End Investment Balance	$10,408	$10,833	$11,275	$11,735	$12,213	$12,712	$13,230	$13,770	$14,332	$14,917
Annual Expense	$94	$98	$102	$106	$110	$115	$119	$124	$129	$135

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager an advisory fee at the annual rate of 0.81% of average daily net assets.

Portfolio Manager Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager	Since
SmallCap Growth Portfolio	Jill Greenwald	November 2001

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts that she manages, and her ownership of securities of the Portfolio(s) that she manages.

•  Ms. Greenwald has been employed by the Manager since 2001 and currently serves as Executive Vice President and portfolio manager.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

The Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American SmallCap Growth Portfolio—Class O
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$33.32		$28.42		$23.68		$20.26	$17.38
Net Investment Loss	(0.17	)(i)	(0.21	)(i)	(0.16	)(i)	(0.20)	(0.27)
Net Realized and Unrealized Gain on Investments	(15.21)		5.11		4.90		3.62	3.15
Total from Investment Operations	(15.38)		4.90		4.74		3.42	2.88
Distributions from Net Realized Gains	(0.36)		—		—		—	—
Net Asset Value, End of Year	$17.58		$33.32		$28.42		$23.68	$20.26
Total Return	(46.60)%		17.24%		20.02%		16.88%	16.57%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$248,212		$558,654		$525,675		$509,855	$484,760
Ratio of Expenses to Average Net Assets	0.92%		0.96%		0.93%		0.91%	0.97%
Ratios of Net Investment Loss to Average Net Assets	(0.66)%		(0.66)%		(0.63)%		(0.43)%	(0.72)%
Portfolio Turnover Rate	57.34%		65.96%		91.40%		97.11%	135.33%

(i)  Amount was computed based on average shares outstanding during the year.

NOTES:

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American Income & Growth Portfolio

THE ALGER AMERICAN FUND

Class O Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class O Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

2	Risks

3	Performance

3	Fees and Expenses

4	Hypothetical Expense Information

4	Additional Information about the Portfolio's Investments

5	Management and Organization

6	Shareholder Information

	Distributor	6

	Transfer Agent	6

	Net Asset Value	6

	Dividends and Distributions	7

	Classes of Shares	7

	Purchasing and Redeeming Shares	7

	Limitations on Excessive Trading	7

	Disclosure of Portfolio Holdings	7

	Other Information	8

9	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change, or merger and acquisition.

The Portfolio may take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American Income & Growth Portfolio ("Income & Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

PRINCIPAL STRATEGY: The Portfolio invests primarily in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

RISKS: In addition to the risks described below, the following risk applies:

•  the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar chart, the annual returns for the Portfolio are for Class O shares. In the table below the bar chart, average annual returns for the Portfolio assume redemption at the end of each period shown.

Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.

The index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest of the underlying securities that make up the index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

INCOME & GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 each year (%)
CLASS O

Best Quarter:  35.96%  Q4  1999
Worst Quarter:  -24.53%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (11/15/88)
Income & Growth Portfolio	-39.47%	-4.06%	-1.31%	6.82%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	7.48%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

Income & Growth Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.585%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.255%
Total Annual Fund Operating Expenses	.84%
Fee Waiver and/or Expense Reimbursement	.05%*
Net Expenses	.79%

*  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .05% of its Advisory Fees.

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Income & Growth Portfolio	$81	$252	$450	$1,022

Absent fee waivers and reimbursements, your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Income & Growth Portfolio	$86	$268	$466	$1,037

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.

Income & Growth Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.21%	8.60%	13.17%	17.93%	22.90%	28.07%	33.46%	39.08%	44.94%	51.04%
End Investment Balance	$10,421	$10,860	$11,317	$11,793	$12,290	$12,807	$13,346	$13,908	$14,494	$15,104
Annual Expense	$81	$84	$88	$91	$95	$99	$103	$108	$112	$117

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager an advisory fee at the annual rate of 0.585% of average daily net assets.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager(s)	Since
Income & Growth Portfolio	Dan C. Chung, Kevin Collins, and Andrew Silverberg	September 2003 September 2003 May 2006

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Portfolio(s) that they manage.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Mr. Collins has been employed by the Manager since 1996 and currently serves as a Senior Vice President and Senior Analyst.

•  Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio only offers Class O shares. Only Class O shares are offered in this Prospectus. Both Class O shares and Class S shares are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

The Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American Income & Growth Portfolio—Class O
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$12.12		$11.09		$10.28	$10.05	$9.37
Net Investment Income	0.19	(i)	0.18	(i)	0.08 (i)	0.13	0.10
Net Realized and Unrealized Gain on Investments	(4.90)		0.94		0.86	0.21	0.63
Total from Investment Operations	(4.71)		1.12		0.94	0.34	0.73
Dividends from Net Investment Income	(0.21)		(0.09)		(0.13)	(0.11)	(0.05)
Net Asset Value, End of Year	$7.20		$12.12		$11.09	$10.28	$10.05
Total Return	(39.47)%		10.13%		9.31%	3.44%	7.85%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$29,516		$62,121		$68,106	$76,770	$93,554
Ratio of Expenses to Average Net Assets	0.79	%(ii)	0.72	%(ii)	0.91%	0.75%	0.78%
Ratios of Net Investment Income to Average Net Assets	1.86%		1.52%		0.77%	1.08%	0.97%
Portfolio Turnover Rate	72.01%		83.10%		151.43%	103.93%	96.49%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Amount has been reduced by 0.05% due to expense reimbursement.

NOTES:

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American Balanced Portfolio

THE ALGER AMERICAN FUND

Class O Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class O Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

3	Risks

3	Performance

4	Fees and Expenses

4	Hypothetical Expense Information

5	Additional Information about the Portfolio's Investments

6	Management and Organization

7	Shareholder Information

	Distributor	7

	Transfer Agent	7

	Net Asset Value	7

	Dividends and Distributions	7

	Classes of Shares	8

	Purchasing and Redeeming Shares	8

	Limitations on Excessive Trading	8

	Disclosure of Portfolio Holdings	8

	Other Information	9

10	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. The Portfolio (except for the fixed-income portion of Alger American Balanced Portfolio) invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change, or merger and acquisition.

The Portfolio may take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American Balanced Portfolio ("Balanced Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks current income and long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by the Manager). The Portfolio also may invest up to 10% of its net assets in lower-rated securities ("high yield" or "junk" bonds), rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

RISKS: The primary risks arising from the fixed-income portion of the Portfolio are:

•  fixed-income securities' sensitivity to interest-rate movements; their market values tend to fall when interest rates rise.

•  lower-rated securities' greater risk of default, generally less liquidity, and susceptibility to greater price volatility.

•  the potential for a decline in the value of the Portfolio's portfolio securities in the event of an issuer's falling credit rating or actual default.

•  mortgage-backed and asset-backed securities' sensitivity to interest rate movement; their duration and volatility move with interest rates.

•  the risk that a fixed-income security will be prepaid prior to maturity in a period of falling interest rates and the Portfolio will be forced to reinvest the proceeds in a lower-yielding security.

•  the possibility that the market in a security in which the Portfolio invests may lack full liquidity, rendering it difficult or impossible to liquidate a position in the security at a time and price acceptable to the Portfolio.

•  the possibility that the actions of governments or agencies or other regulatory bodies in adopting or changing laws or regulations may adversely affect the issuer or market value of a security held by the Portfolio.

•  the possibility that the U.S. Government may not provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer were to default, the Portfolio might not be able to recover its investment from the U.S. Government.

•  the risk that interest rate movements may have a more significant impact on the market value of fixed-income securities with longer maturities, resulting in a more marked decline in the value of such securities when interest rates rise.

The primary risks for the equity portion of the Portfolio are those summarized below.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar chart, the annual returns for the Portfolio are for Class O shares. In the table below the bar chart, average annual returns for the Portfolio assume redemption at the end of each period shown.

Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.

The indexes used in the table are a broad indexes designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the indexes.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Barclays Capital U.S. Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

BALANCED PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS O SHARES

Best Quarter:  15.59%  Q4  1999
Worst Quarter:  -18.34%  Q4  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS O	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (9/5/89)
Balanced Portfolio	-31.76%	-1.86%	1.59%	6.51%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	6.17%
Barclays Capital U.S. Gov't/ Credit Bond Index	5.71%	4.64%	5.64%	7.22%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

Balanced Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.71%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.14%
Total Annual Fund Operating Expenses	.85%
Fee Waiver and/or Expense Reimbursement	.04%+
Net Expenses	.81%

+  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .04% of its Advisory Fees.

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Balanced Portfolio	$83	$259	$459	$1,037

Absent fee waivers and reimbursements, your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Balanced Portfolio	$87	$271	$471	$1,049

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.

Balanced Portfolio Class O	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.19%	8.56%	13.10%	17.84%	22.78%	27.93%	33.29%	38.87%	44.69%	50.75%
End Investment Balance	$10,419	$10,856	$11,310	$11,784	$12,278	$12,793	$13,329	$13,887	$14,469	$15,075
Annual Expense	$83	$86	$90	$94	$97	$102	$106	$110	$115	$120

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Securities Ratings

Fixed-income securities rated below "investment grade" — a term that refers to the top four rating categories by an NRSRO — are sometimes referred to as "high yield" securities because of their typically higher yields or as "junk bonds" because of their lower credit quality and more speculative character. Balanced Portfolio may invest in such lower-rated securities to achieve higher yields only if the securities are rated in one of the two categories just below investment grade (BB and B of Standard & Poor's, Fitch, and Dominion, Ba and B of Moody's, bb and b of A.M. Best). See the Appendix to the Statement of Additional Information for a fuller discussion of the rating categories.

Mortgage-Backed and Asset-Backed Securities

Rising interest rates tend to extend the duration of mortgage-backed and asset-backed securities, making them more sensitive to interest rate movements. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-backed and asset-backed securities may exhibit additional volatility. In addition, mortgage-backed and asset-backed securities are subject to prepayment risk. For example, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager an advisory fee at the annual rate of 0.71% of average daily net assets.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager(s)	Since
Balanced Portfolio	Kevin Collins, John A. Curry, and Andrew Silverberg	September 2003 December 2004 January 2007

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Portfolio(s) that they manage.

•  Mr. Collins has been employed by the Manager since 1996 and currently serves as a Senior Vice President and Senior Analyst.

•  Mr. Curry has been employed by the Manager since 2004 and currently serves as Vice President and portfolio manager. Mr. Curry was previously Vice President at Janney Montgomery Scott, LLC from September 2003 to December 2004.

•  Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the

Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio offers two classes of shares: Class O shares and Class S. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

The Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American Balanced Portfolio—Class O
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$14.61		$14.11		$14.44	$13.55	$13.16
Net Investment Income	0.26	(i)	0.26	(i)	0.24 (i)	0.20	0.19
Net Realized and Unrealized Gain on Investments	(4.35)		1.41		0.39	0.92	0.40
Total from Investment Operations	(4.09)		1.67		0.63	1.12	0.59
Dividends from Net Investment Income	(0.33)		(0.31)		(0.22)	(0.23)	(0.20)
Distributions from Net Realized Gains	(1.55)		(0.86)		(0.74)	—	—
Total Distributions	(1.88)		(1.17)		(0.96)	(0.23)	(0.20)
Net Asset Value, End of Year	$8.64		$14.61		$14.11	$14.44	$13.55
Total Return	(31.76)%		12.37%		4.72%	8.42%	4.57%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$118,759		$224,090		$254,579	$292,412	$309,744
Ratio of Expenses to Average Net Assets	0.81	%(ii)	0.80	%(ii)	0.86%	0.81%	0.87%
Ratios of Net Investment Income to Average Net Assets	2.19%		1.79%		1.71%	1.29%	1.41%
Portfolio Turnover Rate	76.32%		103.77%		288.73%	218.77%	177.66%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Amount has been reduced by 0.04% due to expense reimbursement.

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American Capital Appreciation Portfolio | Alger American LargeCap Growth Portfolio | Alger American MidCap Growth Portfolio | Alger American SmallCap Growth Portfolio | Alger American Balanced Portfolio

THE ALGER AMERICAN FUND

Class S Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class S Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

4	Risks

4	Performance

6	Fees and Expenses

7	Hypothetical Expense Information

8	Additional Information about the Portfolios' Investments

9	Management and Organization

10	Shareholder Information

	Distributor	10

	Transfer Agent	10

	Net Asset Value	10

	Dividends and Distributions	11

	Classes of Shares	11

	Purchasing and Redeeming Shares	11

	Limitations on Excessive Trading	11

	Disclosure of Portfolio Holdings	12

	Other Information	12

14	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of each Portfolio are discussed individually below. Each of Alger American LargeCap Growth Portfolio, Alger American MidCap Growth Portfolio and Alger American SmallCap Growth Portfolio has adopted a policy to invest at least 80% of its assets, and Alger American Capital Appreciation Portfolio has adopted a policy to invest at least 85% of its assets, in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

Each Portfolio (except for the fixed-income portion of Alger American Balanced Portfolio) invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. Each Portfolio's equity investments are primarily in "growth" stocks. The Portfolios' manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies, restructuring or reorganization, regulatory change, or merger and acquisition.

Some Portfolios must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Portfolio's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Portfolio may engage in active trading of portfolio securities. If a Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

Each Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

Each Portfolio may invest up to 20% of the value of its total assets in foreign securities.

Each Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American Capital Appreciation Portfolio ("Capital Appreciation Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential.

The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Portfolios," the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Portfolio invests may have limited product lines or financial resources, or lack management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Portfolio's net asset value can decrease more quickly than if the Portfolio had not borrowed.

Alger American LargeCap Growth Portfolio ("LargeCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2008, the market capitalization of the companies in this index ranged from $44.8 million to $421.8 billion.

While the foregoing broad policy still applies, the Board of Trustees of the Portfolio has approved further narrowing the Portfolio's investment focus within this range. Under normal circumstances, the Portfolio invests at least 75% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Portfolio will no longer purchase securities of companies that, at the time of purchase of the securities, have a market capitalization of less than $4 billion. Additionally, the Portfolio will generally limit its investments to between 70 – 100 holdings.

RISKS: The Portfolio's principal risks are those summarized below in "Risks Applicable to All Equity Portfolios."

Alger American MidCap Growth Portfolio ("MidCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $45 million to $15 billion.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Portfolios," the following risks apply:

•  the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of medium market capitalization.

Alger American SmallCap Growth Portfolio ("SmallCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $15 million to $3.3 billion.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Portfolios," the following risks apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

Alger American Balanced Portfolio ("Balanced Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks current income and long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by the Manager). The Portfolio also may invest up to 10% of its net assets in lower-rated securities ("high yield" or "junk" bonds), rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

RISKS: The primary risks arising from the fixed-income portion of the Portfolio are:

•  fixed-income securities' sensitivity to interest-rate movements; their market values tend to fall when interest rates rise.

•  lower-rated securities' greater risk of default, generally less liquidity, and susceptibility to greater price volatility.

•  the potential for a decline in the value of the Portfolio's portfolio securities in the event of an issuer's falling credit rating or actual default.

•  mortgage-backed and asset-backed securities' sensitivity to interest rate movement; their duration and volatility move with interest rates.

•  the risk that a fixed-income security will be prepaid prior to maturity in a period of falling interest rates and the Portfolio will be forced to reinvest the proceeds in a lower-yielding security.

•  the possibility that the market in a security in which the Portfolio invests may lack full liquidity, rendering it difficult or impossible to liquidate a position in the security at a time and price acceptable to the Portfolio.

•  the possibility that the actions of governments or agencies or other regulatory bodies in adopting or changing laws or regulations may adversely affect the issuer or market value of a security held by the Portfolio.

•  the possibility that the U.S. Government may not provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer were to default, the Portfolio might not be able to recover its investment from the U.S. Government.

•  the risk that interest rate movements may have a more significant impact on the market value of fixed-income securities with longer maturities, resulting in a more marked decline in the value of such securities when interest rates rise.

The primary risks for the equity portion of the Portfolio are those summarized below in "Risks Applicable to All Equity Portfolios."

RISKS

Risks Applicable to All Equity Portfolios

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on each Portfolio's investment style and objective, an investment in a Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by a Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to a specific Portfolio because of its investment approach.

To the extent that a Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar charts and the tables beneath them give you some indication of the risks of investing in the Portfolios by showing changes in each Portfolio's performance from year to year and by showing how each Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar charts, the annual returns for all Portfolios are for Class S shares. In the tables below the bar charts, average annual returns for all Portfolios assume redemption at the end of each period shown.

Remember that a Portfolio's past performance is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  Barclays Capital U.S. Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

CAPITAL APPRECIATION PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS S SHARES

Best Quarter:  16.42%  Q2  2003
Worst Quarter:  -22.60%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS S	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
Capital Appreciation Portfolio	-45.28%	1.32%	0.72%
Russell 3000 Growth Index	-38.45%	-3.34%	-1.82%

LARGECAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS S SHARES

Best Quarter:  17.23%  Q2  2003
Worst Quarter:  -26.81%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS S	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
LargeCap Growth Portfolio	-46.30%	-4.55%	-3.47%
Russell 1000 Growth Index	-38.45%	-3.42%	-1.91%

MIDCAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS S SHARES

Best Quarter:  20.62%  Q2  2003
Worst Quarter:  -32.68%  Q2  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS S	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
MidCap Growth Portfolio	-58.47%	-5.54%	-3.06%
Russell Midcap Growth Index	-44.32%	-2.33%	-0.16%

SMALLCAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS S SHARES

Best Quarter:  16.31%  Q2  2003
Worst Quarter:  -27.92%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS S	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
SmallCap Growth Portfolio	-46.71%	0.23%	1.34%
Russell 2000 Growth Index	-38.53%	-2.35%	-0.63%

BALANCED PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS S SHARES

Best Quarter:  10.26%  Q2  2003
Worst Quarter:  -18.28%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS S	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
Balanced Portfolio	-31.90%	-1.69%	0.01%
Russell 1000 Growth Index	-38.43%	-3.42%	-1.91%
Barclays Capital U.S. Gov't/Credit Bond Index	5.71%	4.64%	5.59%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in a Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of a Portfolio. The numbers below are based on each Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolios do not charge any redemption fees or sales loads in connection with an investment in the Portfolios. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Capital Appreciation Portfolio	LargeCap Growth Portfolio	MidCap Growth Portfolio	SmallCap Growth Portfolio	Balanced Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.81%	.71%	.76%	.81%	.71%
Distribution and/or Service (12b-1) Fees	.25%	.25%	.25%	.25%	.25%
Other Expenses	.135%	.12%	.16%	.11%	.14%
Total Annual Fund Operating Expenses	1.195%	1.08%	1.17%	1.17%	1.10%
Fee Waiver and/or Expense Reimbursement	.035%*	N/A	N/A	N/A	.04%**
Net Expenses	1.16%	N/A	N/A	N/A	1.06%

*  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .035% of its Advisory Fees.

**  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .04% of its Advisory Fees.

EXAMPLES

The following examples, which reflect the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Capital Appreciation Portfolio	$118	$368	$646	$1,439
LargeCap Growth Portfolio	$110	$343	$595	$1,317
MidCap Growth Portfolio	$119	$372	$644	$1,420
SmallCap Growth Portfolio	$119	$372	$644	$1,420
Balanced Portfolio	$108	$337	$594	$1,329

Absent fee waivers and reimbursements, your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Capital Appreciation Portfolio	$122	$379	$657	$1,449
Balanced Portfolio	$112	$350	$606	$1,340

The examples above do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of a Portfolio's expenses, including investment advisory fees and other portfolio costs, on each Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for any Portfolio classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.

Capital Appreciation Portfolio Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.84%	7.83%	11.97%	16.27%	20.73%	25.37%	30.18%	35.18%	40.37%	45.76%
End Investment Balance	$10,384	$10,783	$11,197	$11,627	$12,073	$12,537	$13,018	$13,518	$14,037	$14,576
Annual Expense	$118	$123	$127	$132	$137	$143	$148	$154	$160	$166
LargeCap Growth Portfolio Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.92%	7.99%	12.23%	16.63%	21.20%	25.95%	30.89%	36.02%	41.35%	46.89%
End Investment Balance	$10,392	$10,799	$11,223	$11,663	$12,120	$12,595	$13,089	$13,602	$14,135	$14,689
Annual Expense	$110	$114	$119	$124	$128	$133	$139	$144	$150	$156
MidCap Growth Portfolio Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.83%	7.81%	11.94%	16.22%	20.67%	25.30%	30.09%	35.08%	40.25%	45.62%
End Investment Balance	$10,383	$10,781	$11,194	$11,622	$12,067	$12,530	$13,009	$13,508	$14,025	$14,562
Annual Expense	$119	$124	$129	$133	$139	$144	$149	$155	$161	$167
SmallCap Growth Portfolio Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.83%	7.81%	11.94%	16.22%	20.67%	25.30%	30.09%	35.08%	40.25%	45.62%
End Investment Balance	$10,383	$10,781	$11,194	$11,622	$12,067	$12,530	$13,009	$13,508	$14,025	$14,562
Annual Expense	$119	$124	$129	$133	$139	$144	$149	$155	$161	$167

Balanced Portfolio Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.94%	8.04%	12.29%	16.72%	21.31%	26.09%	31.06%	36.23%	41.59%	47.17%
End Investment Balance	$10,394	$10,804	$11,229	$11,672	$12,131	$12,609	$13,106	$13,623	$14,159	$14,717
Annual Expense	$108	$112	$117	$121	$126	$131	$136	$142	$147	$153

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIOS' INVESTMENTS

Securities Ratings

Fixed-income securities rated below "investment grade" — a term that refers to the top four rating categories by an NRSRO — are sometimes referred to as "high yield" securities because of their typically higher yields or as "junk bonds" because of their lower credit quality and more speculative character. Balanced Portfolio may invest in such lower-rated securities to achieve higher yields only if the securities are rated in one of the two categories just below investment grade (BB and B of Standard & Poor's, Fitch, and Dominion, Ba and B of Moody's, bb and b of A.M. Best). See the Appendix to the Statement of Additional Information for a fuller discussion of the rating categories.

Mortgage-Backed and Asset-Backed Securities

Rising interest rates tend to extend the duration of mortgage-backed and asset-backed securities, making them more sensitive to interest rate movements. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-backed and asset-backed securities may exhibit additional volatility. In addition, mortgage-backed and asset-backed securities are subject to prepayment risk. For example, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

A Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

A Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

A Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by a Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolios may invest in, along with certain risks, are discussed in the Portfolios' Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolios and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of each Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolios pay the Manager advisory fees at these annual rates based on a percentage of average daily net assets: Capital Appreciation and SmallCap Growth Portfolios — .81%; MidCap Growth Portfolio — .76%; LargeCap Growth and Balanced Portfolios — .71%.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager(s)	Since
Capital Appreciation Portfolio	Patrick Kelly	October 2005 (co-portfolio manager from September 2004 to October 2005)

LargeCap Growth Portfolio	Dan C. Chung and Andrew Silverberg	September 2001 January 2007

MidCap Growth Portfolio	Dan C. Chung	September 2001

SmallCap Growth Portfolio	Jill Greenwald	November 2001

Balanced Portfolio	Kevin Collins, John A. Curry, and Andrew Silverberg	September 2003 December 2004 January 2007

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Portfolio(s) that they manage.

•  Mr. Kelly has been employed by the Manager since 1999 and currently serves as Executive Vice President and portfolio manager.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

•  Ms. Greenwald has been employed by the Manager since 2001 and currently serves as Executive Vice President and portfolio manager.

•  Mr. Collins has been employed by the Manager since 1996 and currently serves as a Senior Vice President and Senior Analyst.

•  Mr. Curry has been employed by the Manager since 2004 and currently serves as Vice President and portfolio manager. Mr. Curry was previously Vice President at Janney Montgomery Scott, LLC from September 2003 to December 2004.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to each Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for a Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE)" is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

Each Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

Each Portfolio declares and pays dividends and distributions annually. Each Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by a Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in a Portfolio.

Classes of Shares

Each Portfolio offers two classes of shares: Class O shares and Class S shares, except that each of Alger American SMidCap Growth Portfolio and Alger American Income & Growth Portfolio only offers Class O shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Pursuant to a plan adopted under Rule 12b-1 under the 1940 Act, Class S shares pay a distribution and shareholder servicing fee of 0.25% of the Portfolios' average daily net assets attributable to those shares on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

Purchasing and Redeeming Shares

Because each Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of a Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

Each Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolios recognize that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolios therefore discourage market timing, and to the extent possible monitors for market timing patterns in each of the Portfolios.

The Board of Trustees has determined that a Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of a Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolios might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolios to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolios' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of each Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolios. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios) are acceptable.

The Portfolios' full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolios' fiscal quarter.

In addition, the Portfolios make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolios provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolios' policies and procedures regarding such disclosure. This agreement must be approved by the Portfolios' Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolios routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolios. Such information will include, but not be limited to, relative weightings and characteristics of Portfolios versus their respective index and security specific impact on overall performance. Please contact the Portfolios at (800) 992-3863 to obtain such information.

Other Information

A Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions.

These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Portfolio or the amount of proceeds received by a Portfolio on the sale of shares.

Each Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, each Portfolio's independent registered public accounting firm, whose report, along with each Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolios' financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American Capital Appreciation Portfolio—Class S
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$54.57		$40.97		$34.44		$30.17	$27.96
Net Investment Loss	(0.05	)(i)	(0.16	)(i)	(0.17	)(i)	(0.08)	(0.04)
Net Realized and Unrealized Gain on Investments	(24.66)		13.76		6.70		4.35	2.25
Total from Investment Operations	(24.71)		13.60		6.53		4.27	2.21
Net Asset Value, End of Year	$29.86		$54.57		$40.97		$34.44	$30.17
Total Return	(45.28)%		33.20%		18.96%		14.15%	7.90%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$9,369		$20,783		$23,845		$17,887	$13,772
Ratio of Expenses to Average Net Assets	1.16	%(ii)	1.18	%(ii)	1.23%		1.16%	1.22%
Ratios of Net Investment Loss to Average Net Assets	(0.12)%		(0.34)%		(0.45)%		(0.33)%	(0.31)%
Portfolio Turnover Rate	317.72%		254.03%		245.58%		130.14%	182.41%
	Alger American LargeCap Growth Portfolio—Class S
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$48.84		$40.87		$38.96		$34.92	$33.18
Net Investment Income (Loss)	0.12	(i)	(0.04	)(i)	0.01	(i)	(0.06)	0.06
Net Realized and Unrealized Gain on Investments	(22.73)		8.06		1.90		4.14	1.68
Total from Investment Operations	(22.61)		8.02		1.91		4.08	1.74
Dividends from Net Investment Income	—		(0.05)		—		(0.04)	—
Net Asset Value, End of Year	$26.23		$48.84		$40.87		$38.96	$34.92
Total Return	(46.30)%		19.63%		4.90%		11.71%	5.24%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$7,547		$15,289		$14,634		$14,250	$9,323
Ratio of Expenses to Average Net Assets	1.08%		1.08%		1.08%		1.05%	1.11%
Ratios of Net Investment Income (Loss) to Average Net Assets	0.30%		(0.08)%		0.03%		(0.15)%	0.27%
Portfolio Turnover Rate	181.23%		133.61%		337.35%		257.14%	194.25%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Amount has been reduced by 0.04% due to expense reimbursement.

	Alger American MidCap Growth Portfolio—Class S
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$23.21		$20.48		$21.70		$20.67	$18.33
Net Investment Loss	(0.08	)(i)	(0.12	)(i)	(0.14	)(i)	(0.07)	(0.15	)(i)
Net Realized and Unrealized Gain on Investments	(10.37)		5.98		2.06		1.91	2.49
Total from Investment Operations	(10.45)		5.86		1.92		1.84	2.34
Distributions from Net Realized Gains	(5.90)		(3.13)		(3.14)		(0.81)	—
Net Asset Value, End of Year	$6.86		$23.21		$20.48		$21.70	$20.67
Total Return	(58.47)%		31.27%		9.89%		9.54%	12.77%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$7,143		$18,141		$15,133		$10,810	$4,636
Ratio of Expenses to Average Net Assets	1.17%		1.16%		1.17%		1.11%	1.17%
Ratios of Net Investment Loss to Average Net Assets	(0.58)%		(0.57)%		(0.68)%		(0.70)%	(0.82)%
Portfolio Turnover Rate	353.68%		242.84%		313.80%		226.14%	229.17%
	Alger American SmallCap Growth Portfolio—Class S
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$32.86		$28.10		$23.47		$20.13	$17.31
Net Investment Loss	(0.23	)(i)	(0.29	)(i)	(0.23	)(i)	(0.06)	(0.08)
Net Realized and Unrealized Gain on Investments	(14.97)		5.05		4.86		3.40	2.90
Total from Investment Operations	(15.20)		4.76		4.63		3.34	2.82
Distributions from Net Realized Gains	(0.36)		—		—		—	—
Net Asset Value, End of Year	$17.30		$32.86		$28.10		$23.47	$20.13
Total Return	(46.71)%		16.94%		19.73%		16.59%	16.29%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$43,237		$95,327		$80,189		$42,168	$21,809
Ratio of Expenses to Average Net Assets	1.17%		1.21%		1.18%		1.15%	1.22%
Ratios of Net Investment Loss to Average Net Assets	(0.91)%		(0.91)%		(0.88)%		(0.67)%	(0.98)%
Portfolio Turnover Rate	57.34%		65.96%		91.40%		97.11%	135.33%

(i)  Amount was computed based on average shares outstanding during the year.

	Alger American Balanced Portfolio—Class S
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$15.46		$14.30		$14.61	$13.71	$13.34
Net Investment Income	0.24	(i)	0.19	(i)	0.20 (i)	0.14	0.17
Net Realized and Unrealized Gain on Investments	(4.72)		1.83		0.40	0.96	0.39
Total from Investment Operations	(4.48)		2.02		0.60	1.10	0.56
Dividends from Net Investment Income	—		—		(0.17)	(0.20)	(0.19)
Distributions from Net Realized Gains	(1.55)		(0.86)		(0.74)	—	—
Total Distributions	(1.55)		(0.86)		(0.91)	(0.20)	(0.19)
Net Asset Value, End of Year	$9.43		$15.46		$14.30	$14.61	$13.71
Total Return	(31.90)%		14.49%		4.46%	8.15%	4.27%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$198		$363		$31,528	$43,583	$44,435
Ratio of Expenses to Average Net Assets	1.06	%(ii)	1.08	%(ii)	1.11%	1.06%	1.12%
Ratios of Net Investment Income to Average Net Assets	1.96%		1.48%		1.43%	1.05%	1.20%
Portfolio Turnover Rate	76.32%		103.77%		288.73%	218.77%	177.66%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Amount has been reduced by 0.04% due to expense reimbursement.

NOTES:

NOTES:

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about each Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolios' toll-free number, at the Portfolios' website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about each Portfolio's investments is available in the Portfolios' annual and semi-annual reports (when available) to shareholders. In the Portfolios' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolios' toll-free number, at the Portfolios' website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolios' website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolios by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American Capital Appreciation Portfolio

THE ALGER AMERICAN FUND

Class S Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class S Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

2	Risks

3	Performance

3	Fees and Expenses

4	Hypothetical Expense Information

4	Additional Information about the Portfolio's Investments

5	Management and Organization

6	Shareholder Information

	Distributor	6

	Transfer Agent	6

	Net Asset Value	6

	Dividends and Distributions	6

	Classes of Shares	7

	Purchasing and Redeeming Shares	7

	Limitations on Excessive Trading	7

	Disclosure of Portfolio Holdings	7

	Other Information	8

10	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. Alger American Capital Appreciation Portfolio has adopted a policy to invest at least 85% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies, restructuring or reorganization, regulatory change, or merger and acquisition.

The Portfolio may take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio manager may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American Capital Appreciation Portfolio ("Capital Appreciation Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential.

The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below, the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Portfolio invests may have limited product lines or financial resources, or lack management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Portfolio's net asset value can decrease more quickly than if the Portfolio had not borrowed.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar chart, the annual returns for the Portfolio are for Class S shares. In the table below the bar chart, average annual returns for the Portfolio assume redemption at the end of each period shown.

Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.

The index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest of the underlying securities that make up the index.

•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

CAPITAL APPRECIATION PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS S SHARES

Best Quarter:  16.42%  Q2  2003
Worst Quarter:  -22.60%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS S	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
Capital Appreciation Portfolio	-45.28%	1.32%	0.72%
Russell 3000 Growth Index	-38.45%	-3.34%	-1.82%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

Capital Appreciation Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.81%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.135%
Total Annual Fund Operating Expenses	1.195%
Fee Waiver and/or Expense Reimbursement	.035%*
Net Expenses	1.16%

*  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .035% of its Advisory Fees.

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Capital Appreciation Portfolio	$118	$368	$646	$1,439

Absent fee waivers and reimbursements, your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Capital Appreciation Portfolio	$122	$379	$657	$1,449

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likley to differ (higher or lower) from those shown below.

Capital Appreciation Portfolio Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.84%	7.83%	11.97%	16.27%	20.73%	25.37%	30.18%	35.18%	40.37%	45.76%
End Investment Balance	$10,384	$10,783	$11,197	$11,627	$12,073	$12,537	$13,018	$13,518	$14,037	$14,576
Annual Expense	$118	$123	$127	$132	$137	$143	$148	$154	$160	$166

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager an advisory fees at the annual rate of 0.81% of average daily net assets.

Portfolio Manager Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager	Since
Capital Appreciation Portfolio	Patrick Kelly	October 2005 (co-portfolio manager from September 2004 to October 2005)

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts that he manages, and his ownership of securities of the Portfolio(s) that he manages.

•  Mr. Kelly has been employed by the Manager since 1999 and currently serves as Executive Vice President and portfolio manager.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE)" is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Pursuant to a plan adopted under Rule 12b-1 under the 1940 Act, Class S shares pay a distribution and shareholder servicing fee of 0.25% of the Portfolios' average daily net assets attributable to those shares on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

Each Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings.

These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American Capital Appreciation Portfolio—Class S
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$54.57		$40.97		$34.44		$30.17	$27.96
Net Investment Loss	(0.05	)(i)	(0.16	)(i)	(0.17	)(i)	(0.08)	(0.04)
Net Realized and Unrealized Gain on Investments	(24.66)		13.76		6.70		4.35	2.25
Total from Investment Operations	(24.71)		13.60		6.53		4.27	2.21
Net Asset Value, End of Year	$29.86		$54.57		$40.97		$34.44	$30.17
Total Return	(45.28)%		33.20%		18.96%		14.15%	7.90%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$9,369		$20,783		$23,845		$17,887	$13,772
Ratio of Expenses to Average Net Assets	1.16	%(ii)	1.18	%(ii)	1.23%		1.16%	1.22%
Ratios of Net Investment Loss to Average Net Assets	(0.12)%		(0.34)%		(0.45)%		(0.33)%	(0.31)%
Portfolio Turnover Rate	317.72%		254.03%		245.58%		130.14%	182.41%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Amount has been reduced by 0.04% due to expense reimbursement.

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American LargeCap Growth Portfolio

THE ALGER AMERICAN FUND

Class S Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class S Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

2	Risks

3	Performance

3	Fees and Expenses

4	Hypothetical Expense Information

4	Additional Information about the Portfolio's Investments

5	Management and Organization

6	Shareholder Information

	Distributor	6

	Transfer Agent	6

	Net Asset Value	6

	Dividends and Distributions	6

	Classes of Shares	7

	Purchasing and Redeeming Shares	7

	Limitations on Excessive Trading	7

	Disclosure of Portfolio Holdings	8

	Other Information	8

10	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. Alger American LargeCap Growth Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies, restructuring or reorganization, regulatory change, or merger and acquisition.

The Portfolio must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American LargeCap Growth Portfolio ("LargeCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2008, the market capitalization of the companies in this index ranged from $44.8 million to $421.8 billion.

While the foregoing broad policy still applies, the Board of Trustees of the Portfolio has approved further narrowing the Portfolio's investment focus within this range. Under normal circumstances, the Portfolio invests at least 75% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Portfolio will no longer purchase securities of companies that, at the time of purchase of the securities, have a market capitalization of less than $4 billion. Additionally, the Portfolio will generally limit its investments to between 70 – 100 holdings.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar chart, the annual returns for the Portfolio are for Class S shares. In the table below the bar chart, average annual returns for the Portfolio assume redemption at the end of each period shown.

Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.

The index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest of the underlying securities that make up the index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

LARGECAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS S SHARES

Best Quarter:  17.23%  Q2  2003
Worst Quarter:  -26.81%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS S	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
LargeCap Growth Portfolio	-46.30%	-4.55%	-3.47%
Russell 1000 Growth Index	-38.45%	-3.42%	-1.91%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

LargeCap Growth Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.71%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.12%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement	N/A
Net Expenses	N/A

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
LargeCap Growth Portfolio	$110	$343	$595	$1,317

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likley to differ (higher or lower) from those shown below.

LargeCap Growth Portfolio Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.92%	7.99%	12.23%	16.63%	21.20%	25.95%	30.89%	36.02%	41.35%	46.89%
End Investment Balance	$10,392	$10,799	$11,223	$11,663	$12,120	$12,595	$13,089	$13,602	$14,135	$14,689
Annual Expense	$110	$114	$119	$124	$128	$133	$139	$144	$150	$156

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager advisory fees at these annual rates based on a percentage of average daily net assets: Capital Appreciation and SmallCap Growth Portfolios — .81%; MidCap Growth Portfolio — .76%; LargeCap Growth and Balanced Portfolios — .71%.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager(s)	Since
LargeCap Growth Portfolio	Dan C. Chung and Andrew Silverberg	September 2001 January 2007

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Portfolio(s) that they manage.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE)" is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Pursuant to a plan adopted under Rule 12b-1 under the 1940 Act, Class S shares pay a distribution and shareholder servicing fee of 0.25% of the Portfolios' average daily net assets attributable to those shares on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

Each Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American LargeCap Growth Portfolio—Class S
	Year ended 12/31/08	Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$48.84	$40.87		$38.96	$34.92	$33.18
Net Investment Income (Loss)	0.12 (i)	(0.04	)(i)	0.01 (i)	(0.06)	0.06
Net Realized and Unrealized Gain on Investments	(22.73)	8.06		1.90	4.14	1.68
Total from Investment Operations	(22.61)	8.02		1.91	4.08	1.74
Dividends from Net Investment Income	—	(0.05)		—	(0.04)	—
Net Asset Value, End of Year	$26.23	$48.84		$40.87	$38.96	$34.92
Total Return	(46.30)%	19.63%		4.90%	11.71%	5.24%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$7,547	$15,289		$14,634	$14,250	$9,323
Ratio of Expenses to Average Net Assets	1.08%	1.08%		1.08%	1.05%	1.11%
Ratios of Net Investment Income (Loss) to Average Net Assets	0.30%	(0.08)%		0.03%	(0.15)%	0.27%
Portfolio Turnover Rate	181.23%	133.61%		337.35%	257.14%	194.25%

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American MidCap Growth Portfolio

THE ALGER AMERICAN FUND

Class S Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class S Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

2	Risks

3	Performance

3	Fees and Expenses

3	Hypothetical Expense Information

4	Additional Information about the Portfolio's Investments

5	Management and Organization

6	Shareholder Information

	Distributor	6

	Transfer Agent	6

	Net Asset Value	6

	Dividends and Distributions	6

	Classes of Shares	7

	Purchasing and Redeeming Shares	7

	Limitations on Excessive Trading	7

	Disclosure of Portfolio Holdings	7

	Other Information	8

9	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. Alger American MidCap Growth Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies, restructuring or reorganization, regulatory change, or merger and acquisition.

The Portfolio must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio manager may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American MidCap Growth Portfolio ("MidCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $45 million to $15 billion.

RISKS: In addition to the risks described below, the following risks apply:

•  the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of medium market capitalization.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar chart, the annual returns for the Portfolio are for Class S shares. In the table below the bar chart, average annual returns for the Portfolio assume redemption at the end of each period shown.

Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.

The index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest of the underlying securities that make up the index.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

MIDCAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS S SHARES

Best Quarter:  20.62%  Q2  2003
Worst Quarter:  -32.68%  Q2  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS S	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
MidCap Growth Portfolio	-58.47%	-5.54%	-3.06%
Russell Midcap Growth Index	-44.32%	-2.33%	-0.16%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

MidCap Growth Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.76%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.16%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement	N/A
Net Expenses	N/A

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
MidCap Growth Portfolio	$119	$372	$644	$1,420

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likley to differ (higher or lower) from those shown below.

MidCap Growth Portfolio Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.83%	7.81%	11.94%	16.22%	20.67%	25.30%	30.09%	35.08%	40.25%	45.62%
End Investment Balance	$10,383	$10,781	$11,194	$11,622	$12,067	$12,530	$13,009	$13,508	$14,025	$14,562
Annual Expense	$119	$124	$129	$133	$139	$144	$149	$155	$161	$167

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager an advisory fee at the annual rate of 0.76% of average daily net assets.

Portfolio Manager Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager	Since
MidCap Growth Portfolio	Dan C. Chung	September 2001

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts that he manages, and his ownership of securities of the Portfolio(s) that he manages.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE)" is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Pursuant to a plan adopted under Rule 12b-1 under the 1940 Act, Class S shares pay a distribution and shareholder servicing fee of 0.25% of the Portfolios' average daily net assets attributable to those shares on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

Each Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American MidCap Growth Portfolio—Class S
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$23.21		$20.48		$21.70		$20.67	$18.33
Net Investment Loss	(0.08	)(i)	(0.12	)(i)	(0.14	)(i)	(0.07)	(0.15	)(i)
Net Realized and Unrealized Gain on Investments	(10.37)		5.98		2.06		1.91	2.49
Total from Investment Operations	(10.45)		5.86		1.92		1.84	2.34
Distributions from Net Realized Gains	(5.90)		(3.13)		(3.14)		(0.81)	—
Net Asset Value, End of Year	$6.86		$23.21		$20.48		$21.70	$20.67
Total Return	(58.47)%		31.27%		9.89%		9.54%	12.77%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$7,143		$18,141		$15,133		$10,810	$4,636
Ratio of Expenses to Average Net Assets	1.17%		1.16%		1.17%		1.11%	1.17%
Ratios of Net Investment Loss to Average Net Assets	(0.58)%		(0.57)%		(0.68)%		(0.70)%	(0.82)%
Portfolio Turnover Rate	353.68%		242.84%		313.80%		226.14%	229.17%

NOTES:

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American SmallCap Growth Portfolio

THE ALGER AMERICAN FUND

Class S Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class S Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

2	Risks

3	Performance

3	Fees and Expenses

4	Hypothetical Expense Information

4	Additional Information about the Portfolio's Investments

5	Management and Organization

6	Shareholder Information

	Distributor	6

	Transfer Agent	6

	Net Asset Value	6

	Dividends and Distributions	6

	Classes of Shares	7

	Purchasing and Redeeming Shares	7

	Limitations on Excessive Trading	7

	Disclosure of Portfolio Holdings	7

	Other Information	8

9	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. Alger American SmallCap Growth Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies, restructuring or reorganization, regulatory change, or merger and acquisition.

The Portfolio must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio manager may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American SmallCap Growth Portfolio ("SmallCap Growth Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $15 million to $3.3 billion.

RISKS: In addition to the risks described below, the following risks apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar chart, the annual returns for the Portfolio are for Class S shares. In the table below the bar chart, average annual returns for the Portfolio assume redemption at the end of each period shown.

Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.

The index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest of the underlying securities that make up the index.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

SMALLCAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS S SHARES

Best Quarter:  16.31%  Q2  2003
Worst Quarter:  -27.92%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS S	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
SmallCap Growth Portfolio	-46.71%	0.23%	1.34%
Russell 2000 Growth Index	-38.53%	-2.35%	-0.63%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

SmallCap Growth Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.81%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.11%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement	N/A
Net Expenses	N/A

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
SmallCap Growth Portfolio	$119	$372	$644	$1,420

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likley to differ (higher or lower) from those shown below.

SmallCap Growth Portfolio Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.83%	7.81%	11.94%	16.22%	20.67%	25.30%	30.09%	35.08%	40.25%	45.62%
End Investment Balance	$10,383	$10,781	$11,194	$11,622	$12,067	$12,530	$13,009	$13,508	$14,025	$14,562
Annual Expense	$119	$124	$129	$133	$139	$144	$149	$155	$161	$167

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager an advisory fee at the annual rate of 0.81% of average daily net assets.

Portfolio Manager Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager	Since
SmallCap Growth Portfolio	Jill Greenwald	November 2001

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts that she manages, and her ownership of securities of the Portfolio(s) that she manages.

•  Ms. Greenwald has been employed by the Manager since 2001 and currently serves as Executive Vice President and portfolio manager.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE)" is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Pursuant to a plan adopted under Rule 12b-1 under the 1940 Act, Class S shares pay a distribution and shareholder servicing fee of 0.25% of the Portfolios' average daily net assets attributable to those shares on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

Each Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American SmallCap Growth Portfolio—Class S
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$32.86		$28.10		$23.47		$20.13	$17.31
Net Investment Loss	(0.23	)(i)	(0.29	)(i)	(0.23	)(i)	(0.06)	(0.08)
Net Realized and Unrealized Gain on Investments	(14.97)		5.05		4.86		3.40	2.90
Total from Investment Operations	(15.20)		4.76		4.63		3.34	2.82
Distributions from Net Realized Gains	(0.36)		—		—		—	—
Net Asset Value, End of Year	$17.30		$32.86		$28.10		$23.47	$20.13
Total Return	(46.71)%		16.94%		19.73%		16.59%	16.29%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$43,237		$95,327		$80,189		$42,168	$21,809
Ratio of Expenses to Average Net Assets	1.17%		1.21%		1.18%		1.15%	1.22%
Ratios of Net Investment Loss to Average Net Assets	(0.91)%		(0.91)%		(0.88)%		(0.67)%	(0.98)%
Portfolio Turnover Rate	57.34%		65.96%		91.40%		97.11%	135.33%

NOTES:

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

Alger American Balanced Portfolio

THE ALGER AMERICAN FUND

Class S Shares

A pooled funding vehicle for:
•  variable annuity contracts
•  variable life insurance policies
•  qualified pension plans
•  qualified retirement plans

PROSPECTUS

May 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Alger
American Fund

Class S Shares

PROSPECTUS

May 1, 2009

2	Risk/Return Summary: Investments, Risks & Performance

2	Investments

3	Risks

3	Performance

3	Fees and Expenses

4	Hypothetical Expense Information

4	Additional Information about the Portfolio's Investments

6	Management and Organization

7	Shareholder Information

	Distributor	7

	Transfer Agent	7

	Net Asset Value	7

	Dividends and Distributions	7

	Classes of Shares	7

	Purchasing and Redeeming Shares	8

	Limitations on Excessive Trading	8

	Disclosure of Portfolio Holdings	8

	Other Information	9

10	Financial Highlights

Back Cover: For Information

Risk/Return Summary:

Investments, Risks & Performance

INVESTMENTS:
THE ALGER AMERICAN FUND

The investment objective, principal strategy and primary risks of the Portfolio are discussed below. The Portfolio (except for the fixed-income portion of Alger American Balanced Portfolio) invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio's equity investments are primarily in "growth" stocks. The Portfolio's manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies, restructuring or reorganization, regulatory change, or merger and acquisition.

The Portfolio may take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

The Portfolio's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on an investment.

The Portfolio may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements.

The Portfolio may invest up to 20% of the value of its total assets in foreign securities.

The Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

Alger American Balanced Portfolio ("Balanced Portfolio")

INVESTMENT OBJECTIVE: The Portfolio seeks current income and long-term capital appreciation.

PRINCIPAL STRATEGY: The Portfolio focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by the Manager). The Portfolio also may invest up to 10% of its net assets in lower-rated securities ("high yield" or "junk" bonds), rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

RISKS: The primary risks arising from the fixed-income portion of the Portfolio are:

•  fixed-income securities' sensitivity to interest-rate movements; their market values tend to fall when interest rates rise.

•  lower-rated securities' greater risk of default, generally less liquidity, and susceptibility to greater price volatility.

•  the potential for a decline in the value of the Portfolio's portfolio securities in the event of an issuer's falling credit rating or actual default.

•  mortgage-backed and asset-backed securities' sensitivity to interest rate movement; their duration and volatility move with interest rates.

•  the risk that a fixed-income security will be prepaid prior to maturity in a period of falling interest rates and the Portfolio will be forced to reinvest the proceeds in a lower-yielding security.

•  the possibility that the market in a security in which the Portfolio invests may lack full liquidity, rendering it difficult or impossible to liquidate a position in the security at a time and price acceptable to the Portfolio.

•  the possibility that the actions of governments or agencies or other regulatory bodies in adopting or changing laws or regulations may adversely affect the issuer or market value of a security held by the Portfolio.

•  the possibility that the U.S. Government may not provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer were to default, the Portfolio might not be able to recover its investment from the U.S. Government.

•  the risk that interest rate movements may have a more significant impact on the market value of fixed-income securities with longer maturities, resulting in a more marked decline in the value of such securities when interest rates rise.

The primary risks for the equity portion of the Portfolio are those summarized below.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by the Portfolio may expire unexercised and the Portfolio will lose the premium it paid for the option, or the Portfolio as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to the Portfolio because of its investment approach.

To the extent that the Portfolio invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should also read that information carefully.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar chart, the annual returns for the Portfolio are for Class S shares. In the table below the bar chart, average annual returns for the Portfolio assume redemption at the end of each period shown.

Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.

The indexes used in the table are broad indexes designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the indexes.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Barclays Capital U.S. Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

BALANCED PORTFOLIO

ANNUAL TOTAL RETURN as of December 31 (%)
FOR CLASS S SHARES

Best Quarter:  10.26%  Q2  2003
Worst Quarter:  -18.28%  Q3  2008

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

CLASS S	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
Balanced Portfolio	-31.90%	-1.69%	0.01%
Russell 1000 Growth Index	-38.43%	-3.42%	-1.91%
Barclays Capital U.S. Gov't/Credit Bond Index	5.71%	4.64%	5.59%

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the Portfolio. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2008. The Portfolio does not charge any redemption fees or sales loads in connection with an investment in the Portfolio. The fees and expenses information below does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

Balanced Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees	.71%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.14%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	.04%*
Net Expenses	1.06%

*  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .04% of its Advisory Fees.

EXAMPLE

The following example, which reflects the fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Balanced Portfolio	$108	$337	$594	$1,329

Absent fee waivers and reimbursements, your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Balanced Portfolio	$112	$350	$606	$1,340

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

HYPOTHETICAL EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Portfolio's expenses, including investment advisory fees and other portfolio costs, on the Portfolio's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Portfolio class for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likley to differ (higher or lower) from those shown below.

Balanced Portfolio Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.94%	8.04%	12.29%	16.72%	21.31%	26.09%	31.06%	36.23%	41.59%	47.17%
End Investment Balance	$10,394	$10,804	$11,229	$11,672	$12,131	$12,609	$13,106	$13,623	$14,159	$14,717
Annual Expense	$108	$112	$117	$121	$126	$131	$136	$142	$147	$153

ADDITIONAL INFORMATION ABOUT THE

PORTFOLIO'S INVESTMENTS

Securities Ratings

Fixed-income securities rated below "investment grade" — a term that refers to the top four rating categories by an NRSRO — are sometimes referred to as "high yield" securities because of their typically higher yields or as "junk bonds" because of their lower credit quality and more speculative character. Balanced Portfolio may invest in such lower-rated securities to achieve higher yields only if the securities are rated in one of the two categories just below investment grade (BB and B of Standard & Poor's, Fitch, and Dominion, Ba and B of Moody's, bb and b of A.M. Best). See the Appendix to the Statement of Additional Information for a fuller discussion of the rating categories.

Mortgage-Backed and Asset-Backed Securities

Rising interest rates tend to extend the duration of mortgage-backed and asset-backed securities, making them more sensitive to interest rate movements. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-backed and asset-backed securities may exhibit additional volatility. In addition, mortgage-backed and asset-backed securities are subject to prepayment risk. For example, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Portfolio may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Portfolio contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Portfolio writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Portfolio will realize as profit the premium it received. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Portfolio might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Illiquid and Restricted Securities

The Portfolio may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Portfolio may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Securities Lending

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 33-1/3% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio will not lend securities to Alger Management or its affiliates.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its objective while in a temporary defensive or interim position.

Other securities the Portfolio may invest in, along with certain risks, are discussed in the Portfolio's Statement of Additional Information (see back cover of this Prospectus).

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Portfolio and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger American Fund (the "Fund"). A discussion of the Trustees' basis for the approval of the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Manager is available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2008. The Portfolio pays the Manager an advisory fee at the annual rate of 0.71% of average daily net assets.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Portfolio	Portfolio Manager(s)	Since
Balanced Portfolio	Kevin Collins, John A. Curry, and Andrew Silverberg	September 2003 December 2004 January 2007

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Portfolio(s) that they manage.

•  Mr. Collins has been employed by the Manager since 1996 and currently serves as a Senior Vice President and Senior Analyst.

•  Mr. Curry has been employed by the Manager since 2004 and currently serves as Vice President and portfolio manager. Mr. Curry was previously Vice President at Janney Montgomery Scott, LLC from September 2003 to December 2004.

•  Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolio; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio's investment portfolios and the publication of the net asset value of the Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Portfolio's custodian, transfer agent and printers; providing trading desk facilities for the Portfolio; and supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio's average daily net assets.

Legal Proceedings

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, Fred Alger & Company, Inc. (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Fund (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE)" is open. Generally, the NYSE is closed on weekends and national holidays listed in the Statement of Additional Information. It may close on other days from time to time.

The Portfolio generally values its assets on the basis of market quotations or, where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by a Portfolio are valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Portfolio. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, and the Manager believes that such event has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio's investments plus cash and other assets, subtracting the applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.

Classes of Shares

The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Pursuant to a plan adopted under Rule 12b-1 under the 1940 Act, Class S shares pay a distribution and shareholder servicing fee of 0.25% of the Portfolios' average daily net assets attributable to those shares on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

Purchasing and Redeeming Shares

Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio's shares are held in the names of the separate accounts and plans.

Shares of the Portfolio can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Portfolio or its designated agent. All orders for purchase of shares are subject to acceptance by the Portfolio or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

Limitations on Excessive Trading

Each Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time as of which the Portfolio prices its portfolio securities and determines NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Portfolio recognizes that in certain circumstances active in-and-out trading by Portfolio shareholders, for whatever reason implemented (including the perception that portfolios that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers), may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio's portfolio manager(s), interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitors for market timing patterns in the Portfolio.

The Board of Trustees has determined that the Portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in shares of the Portfolio or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual Portfolio. While the Portfolio might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or through insurance company separate accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with entities that hold omnibus accounts with the Portfolio to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Portfolio's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolio's securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio. Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.

The Portfolio's full holdings are made available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolio's fiscal quarter.

In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 15 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers).

In accordance with the foregoing, the Portfolio provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these service providers to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. This agreement must be approved by the Portfolio's Chief Compliance Officer. No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.

In addition to material the Portfolio routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Portfolio. Such information will include, but not be limited to, relative weightings and characteristics of Portfolio versus its index and security specific impact on overall performance. Please contact the Portfolio at (800) 992-3863 to obtain such information.

Other Information

The Portfolio may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them.

The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or "omnibus" account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in portfolio shares through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.

The Portfolio and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Suspend, change or withdraw all or any part of the offering made by this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request.

Note that the Portfolio's financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

	Alger American Balanced Portfolio—Class S
	Year ended 12/31/08		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04
INCOME FROM INVESTMENT OPERATIONS
Net Asset Value, Beginning of Year	$15.46		$14.30		$14.61	$13.71	$13.34
Net Investment Income	0.24	(i)	0.19	(i)	0.20 (i)	0.14	0.17
Net Realized and Unrealized Gain on Investments	(4.72)		1.83		0.40	0.96	0.39
Total from Investment Operations	(4.48)		2.02		0.60	1.10	0.56
Dividends from Net Investment Income	—		—		(0.17)	(0.20)	(0.19)
Distributions from Net Realized Gains	(1.55)		(0.86)		(0.74)	—	—
Total Distributions	(1.55)		(0.86)		(0.91)	(0.20)	(0.19)
Net Asset Value, End of Year	$9.43		$15.46		$14.30	$14.61	$13.71
Total Return	(31.90)%		14.49%		4.46%	8.15%	4.27%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000's omitted)	$198		$363		$31,528	$43,583	$44,435
Ratio of Expenses to Average Net Assets	1.06	%(ii)	1.08	%(ii)	1.11%	1.06%	1.12%
Ratios of Net Investment Income to Average Net Assets	1.96%		1.48%		1.43%	1.05%	1.20%
Portfolio Turnover Rate	76.32%		103.77%		288.73%	218.77%	177.66%

NOTES:

FOR INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports (when available) to shareholders. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolio's toll-free number, at the Portfolio's website at http://www. alger.com or by writing to the address above.

Another way you can review and copy portfolio documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Portfolio documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Portfolio's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger American Fund
SEC File #811-5550

STATEMENT OF
ADDITIONAL INFORMATION

May 1, 2009

The Alger
American Fund

Alger American
Capital Appreciation Portfolio

Alger American LargeCap
Growth Portfolio

Alger American
MidCap Growth Portfolio

Alger American
SMidCap Growth Portfolio

Alger American
SmallCap Growth Portfolio

Alger American
Income & Growth Portfolio

Alger American
Balanced Portfolio

This Statement of Additional Information is not a Prospectus. This document contains additional information about the portfolios and supplements information in the Prospectuses dated May 1, 2009 for each portfolio. It should be read together with a Prospectus which may be obtained free of charge by writing the portfolios c/o Boston Financial Data Services, Inc., Attn: The Alger American Fund, P.O. 8480, Boston, MA 02266-8480 or by calling (800) 992-3863 or at the portfolios' website at http://www.alger.com.

The Alger
American Fund

May 1, 2009

The Alger American Fund (the "Fund") is a registered investment company — a mutual fund — that presently offers interests of one or two classes in the following seven portfolios (the "Portfolios"):

* Alger American Capital Appreciation Portfolio (Class O and Class S shares)

* Alger American LargeCap Growth Portfolio (Class O and Class S shares)

* Alger American MidCap Growth Portfolio (Class O and Class S shares)

* Alger American SMidCap Growth Portfolio (Class O shares only)

* Alger American SmallCap Growth Portfolio (Class O and Class S shares)

* Alger American Income & Growth Portfolio (Class O shares only)

* Alger American Balanced Portfolio (Class O and Class S shares)

The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund also offers participation to qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for plan participants.

Shares of the Fund are not deposits or obligations of or guaranteed or endorsed by any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

CONTENTS

The Portfolios	2

Investment Strategies and Policies	3

Net Asset Value	18

Purchases and Redemptions	18

Participating Insurance Companies and Plans	20

Management	20

Independent Registered Public Accounting Firm	26

Code of Ethics	26

Expenses	26

Dividends and Distributions	26

Taxes	26

Custodian	27

Transfer Agent	27

Counsel to the Fund	28

Certain Shareholders	28

Organization	30

Proxy Voting Policies and Procedures	31

Investor and Shareholder Information	32

In General	33

Financial Statements	33

Appendix	A-1

THE PORTFOLIOS

The Fund is a diversified, open-end management investment company that offers a selection of seven portfolios, each having distinct investment objectives and policies.

Alger American Capital Appreciation Portfolio

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization. The Portfolio will not change this policy without 60 days' notice to shareholders.

The Portfolio may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

Alger American LargeCap Growth Portfolio

The investment objective of the Portfolio is long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have "total market capitalization"—present market value per share multiplied by the total number of shares outstanding—equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. This policy will not be changed without 60 days' notice to shareholders.

While the foregoing broad policy still applies, the Board of Trustees of the Fund has approved further narrowing the Portfolio's investment focus within this range. Under normal circumstances, the Portfolio invests at least 75% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Portfolio will no longer purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion. Additionally, the Portfolio will generally limit its investments to between 70 – 100 holdings.

Alger American MidCap Growth Portfolio

The investment objective of the Portfolio is long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium capitalization companies. This policy will not be changed without 60 days' notice to shareholders. The Portfolio may invest the remainder of its assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range and in excess of that amount (up to 100% of its assets) in money market instruments and repurchase agreements under abnormal circumstances.

Alger American SMidCap Growth Portfolio

The investment objective of the Portfolio is long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small- and mid-sized companies. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, or the Russell MidCap Growth Index or S&P MidCap 400 Index, respectively, as reported by the indexes as of the most recent quarter-end. The Portfolio will not change this policy without 60 days' notice to shareholders.

The Portfolio may enter into futures contracts on stock indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money (leverage) for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of total portfolio assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the net asset value of the Portfolio to be more volatile than the net asset value of a fund that does not invest in these activities.

Alger American SmallCap Growth Portfolio

The investment objective of the Portfolio is long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small-capitalization stocks. This policy will not be changed without 60 days' notice to shareholders. The Portfolio may invest the remainder of its assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) in money market instruments and repurchase agreements under abnormal circumstances.

Alger American Income & Growth Portfolio

The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), the Portfolio's investment manager, will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

Alger American Balanced Portfolio

The investment objectives of the Portfolio are current income and long-term capital appreciation. The Portfolio invests based on combined considerations of risk, income, capital appreciation and protection of capital value. Under normal circumstances, it invests in common stocks, securities convertible into common stocks, and fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper, preferred stock, and other fixed-income securities. Most of the Portfolio's fixed-income investments will be concentrated within the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") or, if unrated, will have been determined to be of comparable quality by the Manager. The Portfolio also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any of those rating agencies or, if unrated, determined to be of comparable quality by Alger Management. Under normal circumstances, the Fund will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements, and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

INVESTMENT STRATEGIES AND POLICIES

Certain Securities and Investment Techniques

The Prospectuses discuss the investment objectives of the Portfolios and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies. There is no guarantee that any Portfolio's objectives will be achieved.

In General

Each Portfolio other than the fixed-income portion of Alger American Balanced Portfolio seeks to achieve its objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the development stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit-volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of net assets, in the case of Alger American Balanced Portfolio and Alger American Income & Growth Portfolio) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

Each of the Portfolios may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to seek to increase gains and to hedge against the risk of unfavorable price movements.

Alger Management's investment strategies utilize the proprietary research of its analyst and portfolio management team to continually assess the markets and sectors it follows for attractive investment opportunities. With respect to stocks held by the Portfolios, one principle of the portfolio strategy at Alger Management is for analysts and portfolio managers to evaluate the return potential vs. risk (downside) in each stock held in a Portfolio and compare that to those, and other variables, offered by other stocks under coverage within Alger Management's research team. Portfolio managers, together with investment analysts, at Alger Management continually seek to optimize performance of the Portfolios' securities holdings by replacing individual stocks, or reducing or increasing their relative weighting in other Portfolios, with stocks evaluated as having better appreciation potential, or improved reward to risk opportunity, or offering the portfolio diversification or other characteristics determined to be beneficial to achieving the Portfolios' overall objectives. The Portfolios' portfolio turnover rates may vary significantly from year to year as a result of the Portfolios' investment process.

There is no guarantee that a Portfolio's investment objectives will be achieved.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, each Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Portfolio may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Temporary Defensive and Interim Investments

When market conditions are unstable, or Alger Management believes it is otherwise appropriate to reduce holdings in stocks, the Portfolios can invest in a variety of debt securities for defensive purposes. The Portfolios can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Portfolio shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Portfolios can buy:

•  high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies;

•  commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies);

•  short-term debt obligations of corporate issuers, certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations; and

•  repurchase agreements.

Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate fluctuation than longer-term debt securities.

Convertible Securities

Each Portfolio may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers. Declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed income securities, convertible securities are subject to the risk of default on their issuers' payment obligations.

U.S. Government Obligations

Each Portfolio may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Portfolio may invest in other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Other such obligations may be supported by the right of the issuer to borrow from the Treasury; by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

U.S. Government Agency Securities

These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Bank, Federal Land Bank, Farmers Home Administration, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Financing Bank, Farm Credit Bank, the Small Business Administration, Federal Housing Administration, and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others have been supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Bank Obligations

These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Portfolios will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, and (ii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Foreign Bank Obligations

Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

Short-Term Corporate Debt Securities

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

Commercial Paper

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

Mortgage-Backed Securities
(Alger American Balanced Portfolio)

The Alger American Balanced Portfolio may invest in mortgage-backed securities that are Agency Pass-Through Certificates, Private Pass-Throughs or collateralized mortgage obligations ("CMOs"), as defined and described below.

Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or Federal Home Loan Mortgage Commission ("FHLMC"). GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

FNMA is a federally chartered and privately owned corporation organized and existing under federal law. FNMA has been placed into conservatorship of the Federal Housing Financing Agency ("FHFA"). Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof has been obligated to finance FNMA's operation or to assist FNMA in any other manner.

FHLMC is a federally chartered corporation organized and existing under federal law. FHLMC has been placed into conservatorship of the FHFA. Neither the United States nor any agency thereof has been obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one-to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loan receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision. Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

The Portfolio may invest in stripped mortgage-backed securities. Such securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditwor-thiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

•  In a sequential-pay CMO structure, one class is entitled to receive all principal payments and pre-payments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

•  A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

•  An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

•  As discussed above with respect to pass-through, mortgage-backed securities, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

•  A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as, or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

•  A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.

Asset-Backed Securities
(Alger American Balanced Portfolio)

The Alger American Balanced Portfolio may invest in types of asset-backed securities which represent forms of consumer credit such as automobile and credit card receivables, manufactured (mobile) home loans, home improvement loans and home equity loans. Asset-backed securities are generally privately issued and pass through cash flows to investors. Interest and principal payments depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

Lower-Rated Securities
(Alger American Balanced Portfolio)

As indicated above, the Alger American Balanced Portfolio may invest up to 10% of its net assets in fixed-income securities rated below investment grade ("high-yield securities," or "junk bonds"), provided that such securities are rated in one of the two categories just below investment grade (BB and B of Standard & Poor's, Fitch, and Dominion, Ba and B of Moody's, bb and b of A.M. Best) by at least one NRSRO or, if unrated, are determined by Alger Management to be of equivalent quality. Such lower-rated securities may be subject to certain risks with respect to the issuer's ability to make scheduled payments of principal and interest, and to greater market fluctuations. While generally providing higher coupons or interest rates than higher-quality securities, lower-quality fixed-income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of their issuers, and exhibit greater price volatility, especially during periods of economic uncertainty or change. Lower-quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher-quality securities, which react primarily to fluctuations in the general level of interest rates. The market for lower-rated securities is generally less liquid than the market for investment-grade fixed-income securities. It may be more difficult to sell lower-rated securities in order to meet redemption requests or respond to changes in the market.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis of the issuer at the time of the rating. Therefore, the rating assigned to any particular security is not necessarily a reflection on the issuer's current financial condition or ability to make timely payments of interest and principal, which may be better or worse than the rating would indicate. In addition, the ratings by NRSROs do not necessarily reflect an assessment of the volatility of a security's market value or liquidity. To the extent that the Portfolio invests in such securities, the achievement of its investment objective may be more dependent on Alger Management's own credit analysis. If a security in which the Portfolio has invested is downgraded, so that it would no longer be eligible for purchase by the Fund, the Fund will not necessarily sell the security immediately; Alger Management will consider whether to retain or dispose of the security in the light of all the circumstances. See the Appendix to this SAI for a discussion of the rating categories.

Variable Rate Master Demand Notes

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Repurchase Agreements

Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, as authorized and directed by the Fund's Board of Trustees, reviews the credit worthiness of those banks, dealers and clearing corporations with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

Reverse Repurchase Agreements
(Alger American Balanced Portfolio)

Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. The Portfolio will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to its obligations under reverse repurchase agreements. The Portfolio will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolio will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets.

Firm Commitment Agreements and
When-Issued Purchases

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. A Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

Warrants and Rights

Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

Restricted and Illiquid Securities

Each Portfolio may invest in restricted securities; i.e., securities which are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for a Portfolio to bear the expense of registration. No restricted securities will be acquired if the acquisition would cause the aggregate value of all illiquid securities to exceed 15% of a Portfolio's net assets. Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. Rule 144A is designed to facilitate efficient trading of unregistered securities among institutional investors. Rule 144A permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class of securities listed on a U.S. securities exchange or quoted on NASDAQ. In adopting Rule 144A, the Securities Exchange Commission (the "SEC") specifically stated that the restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the Portfolios' adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to Rule 144A, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio could be adversely affected.

A Portfolio will not invest more than 15% of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Short Sales

Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

Lending of Portfolio Securities

Each Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities, including accrued interest, exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities.

A Portfolio bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

Smaller Capitalization Companies
(Alger SMidCap Growth Portfolio and Alger
American SmallCap Growth Portfolio)

Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which a Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Foreign Securities

Each Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency exchange rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing among nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United

States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on a foreign exchange may be held in custody by a foreign branch of a domestic bank.

The risks associated with investing in foreign securities are often heightened for investments in emerging markets countries. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. A Portfolio's purchase and sale of portfolio securities in certain emerging markets countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Portfolio, Alger Management and its affiliates and its clients and other service providers. The Portfolio may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on a Portfolio's performance and may adversely affect the liquidity of the Portfolio's investment to the extent that it invests in certain emerging market countries. In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If a Portfolio does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Portfolio's net asset value will be adversely affected. If the Portfolio hedges the U.S. dollar value of securities it owns denominated in currencies that increase in value, the Portfolio will not benefit from the hedge it purchased and will lose the amount it paid for the hedge. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Each Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Foreign Debt Securities
(Alger American Balanced Portfolio)

The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of the country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

The foreign government securities in which the Portfolio may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

Derivative Transactions

Each Portfolio may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments the Portfolios may use include options contracts, futures contracts, and options on futures contracts. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would. Alger Management, however, may decide not to employ some or all of these strategies for a Portfolio and there is no assurance that any derivatives strategy used by the Portfolio will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance. If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Portfolio's other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Each Portfolio, as permitted, may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before a Portfolio enters into such transactions or makes any such investment, the Portfolio will provide appropriate disclosure in its Prospectus or this SAI.

Options

Each Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. Hedging transactions are intended to reduce the risk of price fluctuations. A Portfolio may write an option on a security only if the option is "covered." Although the Portfolios will in any event generally not purchase or write options that appear to lack an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. A Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A call option written by a Portfolio on a security is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade, short-term obligations in a segregated account. A put option written by a Portfolio is "covered" if the Portfolio maintains cash or other high-grade short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If a Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if a Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that a closing purchase or sale transaction can be effected when a Portfolio so desires.

A Portfolio would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or more than the premium paid to purchase the option; the Portfolio would realize a loss from a closing transaction if the price of the transaction were more than the premium received from writing the option or less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in a particular option so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the option. If a Portfolio, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise cover the position.

In addition to options on securities, the Portfolios may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio would be obligated, in return for the premium received, to make delivery of this amount. A Portfolio could offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it could let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolios would not purchase these options unless Alger Management were satisfied with the development, depth and liquidity of the market and Alger Management believed the options could be closed out.

Price movements in a Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Portfolios in put and call options, there can be no assurance that a Portfolio will succeed in any option-trading program it undertakes.

Stock Index Futures and Options on Stock Index Futures
(Alger American Capital Appreciation Portfolio and Alger American SMidCap Growth Portfolio)

If a Portfolio utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specified future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Portfolio would purchase and sell futures contracts on the stock index for which it could obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities, although it has not invested in index futures in the past.

The risk of imperfect correlation will increase as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over-hedging" or "under-hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price during the term of the option. The Portfolio would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which were the subject of the hedge. In addition, the Portfolio's purchase of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into, if at all, only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the market-to-market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio were to exercise an option on a futures contract it would be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

Borrowing

Each Portfolio may borrow from banks for temporary or emergency purposes. In addition, Alger American

Capital Appreciation Portfolio and Alger American SMidCap Growth Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the cost of borrowing, including interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. A Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Exchange-Traded Funds

To the extent otherwise consistent with its investment policies and applicable law, each Portfolio may invest in "exchange-traded funds" (ETFs), registered investment companies whose shares are listed on a national stock exchange. ETFs, which may be unit investment trusts or mutual funds, typically hold portfolios of securities designed to track the performance of various broad securities indexes or sectors of such indexes. ETFs thus provide another means, in addition to futures and options on indexes, of creating or hedging securities index exposure in the Portfolio's investment strategies.

Investment Restrictions

The investment restrictions numbered 1 through 8 below have been adopted by each of the Portfolios as fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Portfolio, which is defined in the Act as the lesser of (a) 67% or more of the shares of the Portfolio present at a Fund meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. Each of the Portfolios' investment objectives is a non-fundamental policy, which may be changed by the Board of Trustees at any time.

For each Portfolio:

1. Except as otherwise permitted by the Act (which currently limits borrowing to no more than 33 1/3% of the value of the Portfolio's total assets), or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not borrow money.

2. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

3. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not lend any securities or make loans to others. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Portfolio.

4. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not issue any senior security (as such term is defined in Section 18(f) of the Act), except insofar as the Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies. For purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

5. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not purchase, hold or deal in real estate, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

6. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not invest in physical commodities or physical commodities contracts, except that the Portfolio may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

7. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

8. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not (a) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation, nor (b) hold more than 10% of the outstanding voting securities of any single issuer (this restriction in clause (b) applies only with respect to 75% of the Portfolio's total assets).

Except in the case of the percent limitation set forth in Investment Restriction No. 1 and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.

Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make also may be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in most cases effected on U.S. stock exchanges or in over-the-counter markets and involve the payment of negotiated brokerage commissions. Where there is no stated commission, as in the case of certain securities traded in the over-the-counter markets, the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will generally be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that which other broker-dealers charge to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios.

Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which includes securities traded in the over-the-counter markets, money market investments and most debt securities.

During the fiscal years ended December 31, 2006, 2007, and 2008, the Portfolios paid commissions with portfolio transactions as follows:

	Broker Commissions for 2006
		Paid to Alger Inc.			Soft Dollar Transactions
	Total Paid by the Portfolio	Dollar Amount	% of Brokerage Commissions Paid to Alger Inc.	% of Dollar Amount of Transaction Effected through Alger Inc.	Value of Transactions	Commissions
Alger American Capital Appreciation Portfolio	$1,615,772	$835,608	51.72%	64.05%	$68,331,251	$113,288
Alger American LargeCap Growth Portfolio	4,750,067	2,965,532	62.43%	70.70%	288,742,192	445,136
Alger American MidCap Growth Portfolio	2,468,073	1,240,536	50.26%	61.39%	132,616,775	295,093
Alger American SMidCap Growth Portfolio	—	—	—	—	—	—
Alger American SmallCap Growth Portfolio	1,675,831	556,153	33.19%	39.59%	84,110,620	221,678
Alger American Income & Growth Portfolio	203,293	129,418	63.66%	72.29%	1,594,279	4,300
Alger American Balanced Portfolio	1,306,220	846,013	64.77%	71.31%	74,545,015	111,765
	$12,019,256	$6,573,260	54.69%	65.51%	$649,940,132	$1,191,260
	Broker Commissions for 2007
		Paid to Alger Inc.			Soft Dollar Transactions
	Total Paid by the Portfolio	Dollar Amount	% of Brokerage Commissions Paid to Alger Inc.	% of Dollar Amount of Transaction Effected through Alger Inc.	Value of Transactions	Commissions
Alger American Capital Appreciation Portfolio	$1,562,152	$762,724	48.83%	59.38%	$211,463,624	$239,387
Alger American LargeCap Growth Portfolio	1,249,465	747,719	59.84%	66.83%	214,629,820	217,746
Alger American MidCap Growth Portfolio	1,555,684	693,318	44.57%	53.15%	335,673,123	333,113
Alger American SMidCap Growth Portfolio	—	—	—	—	—	—
Alger American SmallCap Growth Portfolio	1,058,670	343,761	32.47%	39.27%	86,600,398	146,326
Alger American Income & Growth Portfolio	108,844	68,446	62.88%	72.97%	5,097,558	6,364
Alger American Balanced Portfolio	310,639	205,486	66.15%	70.07%	45,676,917	48,538
	$5,845,454	$2,821,454	48.27%	57.86%	$899,141,440	$991,474

	Broker Commissions for 2008
		Paid to Alger Inc.			Soft Dollar Transactions
	Total Paid by the Portfolio	Dollar Amount	% of Brokerage Commissions Paid to Alger Inc.	% of Dollar Amount of Transaction Effected through Alger Inc.	Value of Transactions	Commissions
Alger American Capital Appreciation Portfolio	$2,418,368	$794,900	32.87%	40.20%	$179,196,011	$252,814
Alger American LargeCap Growth Portfolio	1,547,897	683,826	44.18%	53.30%	132,553,348	169,775
Alger American MidCap Growth Portfolio	2,193,899	857,291	39.08%	52.62%	178,409,826	259,990
Alger American SMidCap Growth Portfolio	6,261	1,242	19.84%	21.28%	237,259	428
Alger American SmallCap Growth Portfolio	1,038,890	339,073	32.64%	35.79%	54,929,955	113,492
Alger American Income & Growth Portfolio	89,336	58,961	66.00%	71.35%	3,227,037	3,656
Alger American Balanced Portfolio	226,983	115,252	50.78%	60.22%	18,586,027	23,764
	$7,521,634	$2,850,545	37.90%	47.73%	$567,139,463	$823,919

NET ASSET VALUE

The price of one share of a class is its "net asset value." Net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of shares of the class outstanding. Shares of the two classes may differ in net asset value. Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

The NYSE is generally open on each Monday through Friday, except New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees. Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair values of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

Valuations of money market instruments with maturities of 60 days or less held by the Portfolios are based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

PURCHASES AND REDEMPTIONS

Shares of the Portfolios are offered by the Fund on a continuous basis to separate accounts of certain life insurance companies ("Participating Insurance Companies") and to Plans. Shares are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement") which provides that Alger Inc. accepts orders for shares at net asset value and no sales commission or load is charged.

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. The Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund has adopted procedures which provide that if the Board determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio, during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

Distribution and Shareholder Servicing Plan

Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the Act, each Portfolio may pay Alger Inc. a fee, at an annual rate of up to 0.25% of the average daily net assets of the Portfolio allocable to Class S shares of the Portfolio, for remittance to Participating Insurance Companies and qualified plan service providers as compensation for distribution assistance and shareholder services with respect to Class S shares. The Plan is a "compensation" type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets allocable to the Class S shares of a Portfolio for recordkeeping and administrative services as well as activities that are primarily intended to result in sales of Class S shares of the Portfolio, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; compensating agents; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant-level recordkeeping and administrative services; and similar activities. The Trustees unanimously approved the Plan on February 5, 2002, and it became effective on May 1, 2002. The Plan and any related agreement that is entered into by the Fund in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees and of a majority of the Trustees who are not interested persons (as defined in the Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("Independent Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the Independent Trustees, at a meeting called for that purpose. The Plan may not be amended to increase materially the amount to be spent with respect to a Portfolio without the approval of the Class S shareholders of the Portfolio. In addition, the Plan may be terminated with respect to any Portfolio at any time, without penalty, by vote of a majority of the outstanding Class S shares of the Portfolio or by vote of a majority of the Independent Trustees (defined below).

During the fiscal year ended December 31, 2008, the Fund paid $268,862 to Alger Inc. under the Plan. Alger Inc.'s selling expenses during that period were as follows for the Portfolios:

The Alger American Fund - Class S Shares

	Capital Appreciation Portfolio	LargeCap Growth Portfolio	MidCap Growth Portfolio	SmallCap Growth Portfolio	Balanced Portfolio	Total
Advertising & Promotion	$1,895	$1,065	$1,311	$6,745	$36	$11,052
Compensation to Dealers	112,578	24,440	103,143	151,087	9,823	401,071
Compensation to Sales Personnel	7,125	4,051	4,817	24,991	137	41,121
Printing	272	160	182	942	5	1,561
Total Selling Expenses	121,870	29,716	109,453	183,765	10,001	454,805

PARTICIPATING INSURANCE COMPANIES
AND PLANS

The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw their investment in a Portfolio, which might cause the Portfolio to sell portfolio securities at disadvantageous prices, and orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan Participants. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.

MANAGEMENT

Trustees and Officers of the Fund

The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law.

The Board of Trustees has two standing committees, the Audit Committee and the Nominating Committee. The Audit Commitee oversees (a) the Fund's accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of the Fund's financial statements and the independent audit thereof. The current members of the Committee, which met four times during the Fund's last fiscal year, are Lester L. Colbert, Jr., Stephen E. O'Neil and Nathan E. Saint-Amand. The function of the Nominating Committee is to elect and nominate all candidates who are Independent Trustees for election to the Fund's Board. The Nominating Committee, which met once during the Fund's last fiscal year, is composed of all Independent Trustees.

While the Nominating Committee expects to be able to identify a sufficient number of qualified candidates on its own, it will consider nominations from shareholders that are submitted in writing and otherwise pursuant to the provisions of the Nominating Committee Charter.

Name, Age, Position with the Fund and Address[1]	Principal Occupations	Trustee and/or Officer Since	Number of Portfolios in the Alger Fund Complex[3] which are Overseen by Trustee
Interested Trustee[2]

Hilary M. Alger (47) Trustee	Director of Development, Pennsylvania Ballet since 2004; Associate Director of Development, College of Arts and Sciences and Graduate School, University of Virginia 1999-2003.	2007	27

Name, Age, Position with the Fund and Address[1]	Principal Occupations	Trustee and/or Officer Since	Number of Portfolios in the Alger Fund Complex[3] which are Overseen by Trustee
Non-Interested Trustees

Charles F. Baird, Jr. (55) Trustee	Managing Partner of North Castle Partners, a private equity securities group; Chairman of Leiner Health Products, Enzymatic Therapy and Caleel & Hayden (skincare business); former Chairman of Elizabeth Arden Day Spas, Naked Juice, Equinox (fitness company) and EAS (manufacturer of nutritional products). Formerly Managing Director of AEA Investors, Inc.	2007	27

Roger P. Cheever (63) Trustee	Associate Vice President for Principal Gifts, and Senior Associate Dean of Development at Harvard University; Formerly Deputy Director of the Harvard College Fund.	2007	27

Lester L. Colbert, Jr. (75) Trustee	Private investor since 1988; Formerly Chairman of the Board, President and Chief Executive Officer of Xidex Corporation (manufacturer of computer information media).	2007	27

Stephen E. O'Neil (76) Trustee	Attorney; Private investor since 1981. Formerly of Counsel to the law firm of Kohler & Barnes.	1988	27

David Rosenberg (46) Trustee	Associate Professor of Law since January 2006 (Assistant Professor 2000-2005), Zicklin School of Business, Baruch College, City University of New York.	2007	27

Nathan E. Saint-Amand M.D. (71) Trustee	Medical doctor in private practice; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988; Formerly Co-Chairman, Special Projects Committee, Memorial Sloan Kettering.	1988	27

1.  The address of each Trustee is c/o Fred Alger Management, Inc., 111 Fifth Avenue, New York, NY 10003.

2.  Ms. Alger is an "interested person"(as defined in the Act) of the Fund by virtue of her ownership control of Alger Associates, Inc. ("Alger Associates"), which indirectly controls Alger Management and its affiliates.

3.  "Alger Fund Complex" refers to the Fund and the five other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected. Each of the Trustees serves on the Boards of Trustees of the other four registered investment companies in the Alger Fund Complex.

Name, (Age), Position with the Fund and Address[1]	Principal Occupations	Officer Since
Dan C. Chung (46) President	Chief Executive Officer since 2006, and Chief Investment Officer and Director since 2001 of Alger Management; President since 2003 and Director since 2001 of Alger Associates, Inc. ("Associates"), Fred Alger International Advisory S.A. ("International") (Director since 2003) and Analysts Resources, Inc. ("Resources").	2001

Michael D. Martins (43) Treasurer	Senior Vice President of Alger Management; Assistant Treasurer from 2005 to 2006. Formerly Vice President, Brown Brothers Harriman & Co. 1997-2004.	2005

Hal Liebes (44) Secretary	Executive Vice President, Director, Chief Legal Officer, Chief Operating Officer and Secretary of Alger Management; Director since 2006 of Associates, International and Resources. Formerly Chief Compliance Officer 2004-2005, AMVESCAP PLC; U.S. General Counsel 1994-2002 and Global General Counsel 2002-2004, Credit Suisse Asset Management.	2005

Name, (Age), Position with the Fund and Address[1]	Principal Occupations	Officer Since
Lisa A. Moss (43) Assistant Secretary	Senior Vice President and Assistant General Counsel of Alger Management since June 2006. Formerly Director of Merrill Lynch Investment Managers, L.P. from 2005-2006; Assistant General Counsel of AIM Management, Inc. from 1995-2005.	2006

Anthony S. Caputo (53) Assistant Treasurer	Employed by Alger Management since 1986, currently serving as Vice President.	2007

Sergio M. Pavone (48) Assistant Treasurer	Employed by Alger Management since 2002, currently serving as Vice President.	2007

Barry J. Mullen (56) Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of Alger Management since May 2006. Formerly Director of BlackRock, Inc. from 2005-2006; Vice President of J.P. Morgan Investment Management from 1996-2004.	2006

1.  The address of each officer is c/o Fred Alger Management, Inc., 111 Fifth Avenue, New York, NY 10003. Each officer's term of office is one year. Each officer serves in the same capacity for the other funds in the Fund Complex.

No director, officer or employee of Alger Management or its affiliates receives any compensation from the Fund for serving as an officer of the Fund. Each Portfolio pays each Independent Trustee a fee of $500 for each meeting attended, to a maximum of $2,000 per annum, plus travel expenses incurred for attending the meeting. The Independent Trustee appointed as Chairman of the Board of Trustees receives an additional compensation of $10,000 per annum paid pro rata by each Portfolio in the Alger Fund Complex.

Additionally, each Portfolio pays each member of the Audit Committee $50 for each meeting attended to a maximum of $200 per annum.

The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended December 31, 2008. The following table provides compensation amounts paid to current Independent Trustees of the Fund for the fiscal year ended December 31, 2008.

COMPENSATION TABLE

Name of Person	Aggregate Compensation from the Fund	Total Compensation Paid to Trustees from The Alger Fund Complex
Charles F. Baird, Jr.	$10,500	$41,000
Roger P. Cheever	$16,187	$64,500
Lester L. Colbert, Jr.	$15,400	$59,950
Stephen E. O'Neil	$11,550	$45,100
David Rosenberg	$14,000	$54,500
Nathan E. Saint-Amand	$15,400	$59,950

The following table shows each Trustee's beneficial ownership as of March 20, 2009, by dollar range, of equity securities of the Fund and of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; E = $100,001–$250,000; F = $250,001–$500,000; G = over $500,000.

None of the Independent Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger Inc., or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger Inc. The table reflects Ms. Alger's beneficial ownership of shares of the Portfolios, and of all funds in the Alger Fund Complex overseen by Ms. Alger as a Trustee, that are owned by various entities that may be deemed to be controlled by Ms. Alger.

Name of Trustee	Capital Appreciation	LargeCap Growth	MidCap Growth	SMidCap Growth	SmallCap Growth	Income & Growth	Balanced	Aggregate Equity Securities of Funds in Alger Fund Complex Overseen by Trustee
Interested Trustees
Hilary M. Alger	A	A	A	G	A	A	A	G
Independent Trustees
Charles F. Baird, Jr.	A	A	A	A	A	A	A	A
Roger P. Cheever	A	A	A	A	A	A	A	E
Lester L. Colbert, Jr	A	A	A	A	A	A	A	C
Stephen E. O'Neil	A	A	A	A	A	A	A	A
David Rosenberg	A	A	A	A	A	A	A	A
Nathan E. Saint-Amand	A	A	A	A	A	A	A	E

Investment Manager

Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 2008, had approximately $6.1 billion in mutual fund assets under management as well as $2.2 billion in other assets under management. Alger Management is owned by Alger Associates, a financial services holding company. Alger Associates and, indirectly, Alger Management, is controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, each of whom owns approximately 33% of the voting rights of Alger Management and is a daughter of Mr. Frederick M. Alger, III, the former Chairman of the Board of Alger Management and of the Fund's Board. Mr. Alger relinquished ownership control of Alger Associates and, indirectly, Alger Management in February 2007.

Alger Management serves as investment adviser to the Portfolios pursuant to a written agreement between the Fund, on behalf of the Portfolios, and Alger Management (the "Advisory Agreement"), and under the supervision of the Board of Trustees. The services provided by Alger Management under the Advisory Agreement include: making investment decisions for the Portfolios, placing orders to purchase and sell securities on behalf of the Portfolios, and selecting broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as each Portfolio's broker in effecting most portfolio transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser. Alger Management pays the salaries of all officers of the Fund who are employed by Alger Management. Alger Management bears all expenses in connection with the performance of its services under the Advisory Agreement.

As compensation for its services, the Fund has agreed to pay the Manager an investment advisory fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the relevant Portfolio:

Portfolio	Advisory Fee Rate
Alger American Capital Appreciation Portfolio	.81%
Alger American LargeCap Growth Portfolio	.71
Alger American MidCap Growth Portfolio	.76
Alger SMidCap Growth Portfolio	.81
Alger American SmallCap Growth Portfolio	.81
Alger American Income & Growth Portfolio	.585
Alger American Balanced Portfolio	.71

During the fiscal years ended December 31, 2006, 2007, and 2008, Alger Management earned under the terms of the Advisory Agreement $2,593,824, $3,032,581, and $2,558,428, respectively, in respect of Alger American Capital Appreciation Portfolio; $5,378,198, $4,157,249, and $3,022,785, respectively, in respect of Alger American LargeCap Growth Portfolio; $2,780,277, $2,818,375, and $1,916,928, respectively, in respect of Alger American MidCap Growth Portfolio; $4,987,929, $5,281,611, and $3,772,039, respectively, in respect of Alger American SmallCap Growth Portfolio; $429,335, $390,447, and $270,631, respectively, in respect of Alger American Income & Growth Portfolio; and $2,259,363, $1,816,865, and $1,259,486, respectively, in respect of Alger American

Balanced Portfolio. Alger American SMidCap Growth Portfolio commenced investment operations on January 2, 2008 and paid Alger Management $12,093 under the terms of the Advisory Agreement for the fiscal year ended December 31, 2008.

From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .45% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources, and not from the assets of the Fund.

Pursuant to a separate administration agreement between the Fund, on behalf of the Portfolios, and Alger Management (the "Administration Agreement"), Alger Management also provides administrative services to the Portfolios, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolios; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of each Portfolio's investment portfolio and the publication of the net asset value of each Portfolio's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Portfolios, including the Portfolios' Custodian, Transfer Agent and printers; providing trading desk facilities for the Portfolios; and supervising compliance by the Portfolios with recordkeeping and periodic reporting requirements under the Act.

Alger Management's administrative fee is .0275% of average daily net assets, and pursuant to an Accounting Agency Agreement between Brown Brothers Harriman & Co. ("BBH") and the Portfolios, for a fee of 0.014% of the Portfolios' average daily net assets for the first $5 billion in assets and 0.0125% for assets over $5 billion, BBH is providing accounting and bookkeeping services and calculation of the net asset value of the Portfolios' shares.

During the fiscal year ended December 31, 2008, Alger Management earned under the terms of the Administration Agreement, $96,604, in respect of the Capital Appreciation Portfolio; $130,149, in respect of the LargeCap Growth Portfolio; $77,619, in respect of the MidCap Growth Portfolio; $453, in respect of the SMidCap Growth Portfolio; $142,710, in respect of the SmallCap Growth Portfolio; $14,171, in respect of the Income & Growth Portfolio; and $54,179, in respect of the Balanced Portfolio.

Description of Portfolio Manager Compensation Structure

An Alger portfolio manager's compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for standard health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger Management. A portfolio manager's base salary is typically a function of the portfolio manager's experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his or her job responsibilities, and financial services industry peer comparisons. Base salary is generally a fixed amount that is subject to an annual review. The annual bonus is variable from year to year, and considers various factors, including:

•  the firm's overall financial results and profitability;

•  the firm's overall investment management performance;

•  current year's and prior years' investment performance (both relative and absolute) of the portfolios for which the individual is responsible; and

•  the individual's leadership contribution within the firm.

Other Accounts Managed by Portfolio Managers

The numbers and assets (1,000,000s) of other accounts managed by the portfolio managers of the Portfolios as of December 31, 2008 are as follows. No account's advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Dan C. Chung	10	($2,071.1)	4	($34.3)	17	($618.7)
Kevin Collins	1	($58.5)	—		—
John Curry	3	($145.7)	—		1	($4.8)
Jill Greenwald	6	($1,915.2)	1	($10.1)	18	($644.5)
Patrick Kelly	4	($1,321.6)	2	($415.4)	19	($507.5)
Andrew Silverberg	4	($1,142.5)	1	($10.1)	—

Securities Owned by the Portfolio Managers

The following table shows each current portfolio manager's beneficial interest as of the date of this Statement of Additional Information, by dollar range, in the shares of the Portfolio(s) that he or she manages. The ranges are as follows: A = none; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; E = $100,001–$250,000; F=$250,001–$500,000; G = $500,001–$1,000,000; H = over $1,000,000.

Portfolio Manager	Portfolio	Range
Dan C. Chung	LargeCap Growth MidCap Growth SMidCap Growth Income & Growth	A A A A
Kevin Collins	Income & Growth Balanced	A A
John Curry	Balanced	A
Jill Greenwald	SMidCap Growth SmallCap Growth	A A
Patrick Kelly	Capital Appreciation	A
Andrew Silverberg	Income & Growth Balanced	A

Potential Conflicts of Interest

To seek to ensure that all clients are treated equitably, the Manager has adopted policies and procedures that address the allocation of investment opportunities and execution of portfolio transactions, as well as personal trading by its employees. Nevertheless, the portfolio managers are often responsible for managing several accounts for several clients. In addition to Alger mutual funds, these other accounts may include separate accounts and mutual funds sub-advised by Alger Management. Potential conflicts of interest may arise when a portfolio manager has responsibility for more than one account and makes investment decisions involving the same security for two or more accounts. Investment decisions for accounts are made with consideration of their respective investment objectives, availability of cash for investment, current holdings and size of investment positions. A particular security may be bought or sold for only one account, or in different amounts and at different times for one account but not another account. Alger Management has developed trade allocation policies and procedures to avoid action that would result in an improper advantage or disadvantage to any one account managed by Alger Management. Transactions are allocated among accounts in a manner believed by Alger Management to be most equitable to each account, generally using a pro-rata allocation methodology. Exceptions to pro-rata allocation may be made to recognize the investment needs of each individual account, including but not limited to consideration of issuer concentration, industry exposure, asset class exposure, credit exposure, available cash, desire to eliminate de minimis positions, and to give priority to accounts with specialized investment policies and objectives.

The Manager, and the Portfolios' portfolio managers, furnish advisory services to numerous clients in addition to the Portfolios, and the Manager may, consistent with applicable law, make investment decisions for other clients (including accounts which have potentially higher fees paid to the Manager or in which portfolio managers have personal investments) that may be the same as or different from those made for the Portfolios. In addition, the Manager and its affiliates, including Alger Inc., may or may not have an interest in the securities whose purchase and sale the Manager recommends to the Portfolios. Actions with respect to securities of the same kind may be the same as or different from the action which the Manager or any of its affiliates may take with respect to the same securities.

Distributor

Alger Inc., the principal underwriter for the Fund, is located at 111 Fifth Avenue, New York, NY 10003. It is an affiliate of Alger Management.

From time to time Alger Inc., at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Fund, in an amount up to 1% of the value of those investments. Alger Inc. may also from time to time, at its expense from its own resources, make payments to other financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Fund assets or 0.50% annually of Fund sales attributable to that financial intermediary. Alger Inc. determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors Alger Inc. deems relevant. Factors considered by Alger, Inc. generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service.

Financial intermediaries with whom Alger Inc. has its most significant arrangements to make additional cash compensation payments are American National Insurance, Ameritas, GE Financial Assurance, Great West Life & Annuity, Jefferson National Life, MetLife & Annuity Co. of Connecticut, MetLife Investors, Midland National Life, National Life of Vermont, Nationwide Investment Services Corp., New York Life Insurance Co. and OneAmerica Securities, Inc. In addition, Alger, Inc. may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of Alger Inc. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP serves as independent registered public accounting firm for the Fund.

CODE OF ETHICS

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

EXPENSES

Each Portfolio will bear its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, Class S shares of each Portfolio may pay Alger Inc. for expenses incurred in distributing shares of that class and for servicing shareholder accounts. Trustwide expenses not identifiable to any particular Portfolio or class will be allocated in a manner deemed fair and equitable by the Board of Trustees. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio will be treated separately in determining the amounts of dividends or investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part)

have been treated in the shareholders' hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

Each Portfolio has been structured so that each qualifies separately as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; and (b) meet certain quarterly diversification tests.

As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and net realized short-term capital gains for the taxable year is distributed. All net investment income and net realized capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

The Fund distributes shares in the Portfolios to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder.

The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.

Income on assets of a segregated asset account will not be taxable currently to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 59 1/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.

TRANSFER AGENT

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as transfer agent for the Fund pursuant to a transfer agency agreement with transfer agent services provided by State Street's affiliate, Boston Financial Data Services, Inc. ("Boston Financial"). Under the transfer agency agreement, Boston Financial processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund, and distributes any dividends and distributions payable by the Portfolios.

Pursuant to the transfer agency agreement, Boston Financial is compensated on a per-account and, for certain transactions, a per-transaction basis. The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to act as liaison and provide administrative oversight of Boston Financial and related services. Alger Management is paid on a per account basis for these services. During the fiscal year ended December 31, 2008, Alger Management earned under the terms of the Shareholder Administrative Services Agreement, $237 with respect to Capital Appreciation Portfolio; $229 with respect to LargeCap Growth Portfolio; $241 with respect to MidCap Growth Portfolio; $8 with respect to SMidCap Growth Portfolio; $245 with respect to SmallCap Growth Portfolio; $83 with respect to Income & Growth Portfolio and $72 with respect to Balanced Portfolio.

COUNSEL TO THE FUND

The law firm Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, NY 10038, acts as counsel to the Fund.

CERTAIN SHAREHOLDERS

At March 20, 2009, the Fund's officers and Trustees as a group owned directly less than 1% of any Portfolio's shares.

The following table contains information regarding persons known by the Fund to own beneficially or of record 5% or more of the shares of a class of any Portfolio. All holdings are expressed as a percentage of a Portfolio's outstanding shares of a class as of March 20, 2009. Unless otherwise indicated, the Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

	Class O Shares
Name and Address of Shareholders	Alger American Capital Appreciation Portfolio	Alger American LargeCap Growth Portfolio	Alger American MidCap Growth Portfolio	Alger American SMidCap Growth Portfolio		Alger American SmallCap Growth Portfolio	Alger American Income & Growth Portfolio	Alger American Balanced Portfolio
Allmerica Financial Life Insurance and Annuity Company 1 SW Security Benefit Place Topeka KS 66636	12.12%							30.86%*
Ameritas Life Insurance Co. Separate Acct. VA-2 Variable Annuity Product P.O. Box 82550 Lincoln, NE 68501								9.53%
Ameritas Life Ins. Corp. Separate Account D P.O. Box 81889 Lincoln, NE 68501-1889			8.74%
AUL American Unit Trust One American Square P.O. Box 1995 Indianapolis, IN 46206		12.36%
AUL Group Retirement Annuity Separate Account II One American Square P.O. Box 1995 Indianapolis, IN 46206	6.65%	16.50%						6.29%
Fred Alger Management Inc. Harborside Financial Center 600 Plaza One Jersey City, NJ 07311-4041				99.26	%*
GE Life & Annuity Assurance Co. Separate Acct. III 6610 W. Broad St. Richmond, VA 23230		12.76%				11.02%
Great-West Life & Annuity Insurance Co. Future Fund Series 8515 East Orchard Road Englewood, CO 80111-5002			7.17%

*  A shareholder who owns more than 25% of the voting securities of a Portfolio is deemed to "control" the Portfolio under the Act and may heavily influence a shareholder vote.

	Class O Shares
Name and Address of Shareholders	Alger American Capital Appreciation Portfolio	Alger American LargeCap Growth Portfolio	Alger American MidCap Growth Portfolio	Alger American SMidCap Growth Portfolio	Alger American SmallCap Growth Portfolio	Alger American Income & Growth Portfolio	Alger American Balanced Portfolio
Jefferson National Insurance Company Attn: Separate Accounts C1B 9920 Corporate Campus Suite 1000 Louisville, KY 40223-4051	8.06%		5.32%
Kemper Investors Life Insurance Co. Variable Annuity Separate Account 1 Kemper Dr. Bldg. 3 T-1 Long Grove, IL 60049-0001	24.04%		8.04%				37.58	%*
Lincoln Benefit Life Variable Annunity Allstate Financial 544 Lakeview Parkway Vernon Hills, IL 60061-1826	5.40%		9.74%			20.42%
Lincoln Benefit Life Variable Life Allstate Financial 544 Lakeview Parkway Vernon Hills, IL 60061-1826			9.71%			12.60%
MetLife Investors USA Insurance Co. Separate Account A 4700 Westown Parkway, Suite 200 West Des Moines, IA 50266					15.44%
Nationwide Life Insurance Co. (NLICA) PMLIC-VLI c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029					7.92%
New York Life Investment Management LLC 169 Lackawanna Ave. Parsippany, NJ 07054					27.82%*
Sun Life of Canada (US) Retirement Products and Services P.O. Box 9134 Wellesley Hills, MA 02481						21.56%
Transamerica Life Insurance Co. 4333 Edgewood Rd NE Cedar Rapids, IA 52499						9.89%
Transamerica Occidental Life 1150 South Olive St., T-24-01 Los Angeles, CA 90015-2209						5.27%

*  A shareholder who owns more than 25% of the voting securities of a Portfolio is deemed to "control" the Portfolio under the Act and may heavily influence a shareholder vote.

	Class S Shares
Name and Address of Shareholders	Alger American Capital Appreciation Portfolio		Alger American LargeCap Growth Portfolio		Alger American MidCap Growth Portfolio		Alger American SMidCap Growth Portfolio	Alger American SmallCap Growth Portfolio		Alger American Income & Growth Portfolio	Alger American Balanced Portfolio
Guardian Insurance & Annuity Co. Inc. 3900 Burgess Place Bethlehem, PA 18017	18.04%
Guardian Insurance & Annuity Co. Inc. 3900 Burgess Place Bethlehem, PA 18017	15.54%
Kemper Investors Life Insurance Co. 2500 Westfield Dr. Elgin, IL 60124-7836											12.87%
Lincoln Benefit Life c/o Allstate Financial 544 Lakeview Pkwy Vernon Hills, IL 60061-1826	35.39	%*	100	%*	95.87	%*
MetLife Insurance Co. of Connecticut 501 Boylston St. Boston, MA 02116	30.56	%*
New York Life Investment Management, LLC. 169 Lackawanna Ave. Parsippany, NJ 07054								100	%*

*  A shareholder who owns more than 25% of the voting securities of a Portfolio is deemed to "control" the Portfolio under the Act and may heavily influence a shareholder vote.

ORGANIZATION

The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the "Trust Agreement"). Alger American SmallCap Growth Portfolio (formerly the Alger American Small Capitalization Portfolio), Alger American Income & Growth Portfolio, Alger American LargeCap Growth Portfolio (formerly the Alger American Growth Portfolio), Alger American Balanced Portfolio (formerly the Alger American Fixed Income Portfolio), Alger American MidCap Growth Portfolio, Alger American Capital Appreciation Portfolio (formerly the Alger American Leveraged AllCap Portfolio) and Alger American SMidCap Growth Portfolio (formerly the Alger American SmallCap and MidCap Growth Portfolio) commenced operations on September 21, 1988, November 15, 1988, January 9, 1989, September 5, 1989, May 3, 1993, January 25, 1995, and October 10, 2007, respectively. The Fund offers an unlimited number of shares of seven series, representing the shares of the Portfolios. The Fund's Board of Trustees may establish additional Portfolios at any time. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

On April 30, 2002, Class S shares were added to the Fund's Portfolios. The previously existing shares were designated Class O shares on that date. Shares of each Portfolio are thus divided into two classes, Class O and Class S, except that each of Alger American SMidCap Growth Portfolio and Alger American Income & Growth Portfolio currently offer only Class O shares. The classes differ in that (a) each class has a different class designation; (b) only the Class S shares are subject to a distribution and shareholder servicing fee under a plan adopted pursuant to rule 12b-1 under the Act; and (c) to the extent that one class alone is affected by a matter submitted to a shareholder vote, then only that class has voting power on the matter. Neither class of shares has a conversion feature. The Alger American Income & Growth Portfolio discontinued offering Class S shares on December 13, 2006.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified, other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of an independent registered public accounting firm. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Fund has delegated authority to vote all proxies related to the Fund's portfolio securities to Alger Management, Inc., the Fund's investment manager. Alger Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Fund, and is responsible for voting proxies of all foreign and domestic securities held in the Portfolios of the Fund. Alger Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.

Alger Management delegates its proxy voting authority for all foreign and domestic securities held in the Portfolios to RiskMetrics Group ("RMG") a leading proxy voting service provider and registered investment adviser. RMG votes proxies strictly in accordance with pre-determined proxy voting guidelines in order to minimize conflicts of interest. The pre-determined proxy voting guidelines, which are summarized below, address matters such as operations, board of directors, proxy contests, anti-takeover defenses, mergers and corporate restructuring, state of incorporation, capital structure, executive and director compensation, social and environmental issues and mutual fund proxies. RMG will recuse itself from voting proxies should it have a material conflict of interest with the company whose proxies are at issue. Alger Management monitors RMG's proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the applicable Portfolio.

Alger Management maintains records of its proxy voting policies and procedures. Alger Management or RMG, on Management's behalf, maintains proxy statements received regarding securities held by the Portfolios; records of votes cast on behalf of each Portfolio; records of requests for proxy voting information; and any documents prepared that were material to making a voting decision.

No later than August 31st each year, the Fund's proxy voting record for the most recent 12 months ended June 30th will be available upon request by calling (800) 992-3863 and on the Securities and Exchange Commission's website at http://www.sec.gov.

The following is a summary of the pre-determined voting guidelines used by Alger Management or RMG, on Alger Management's behalf, to vote proxies of securities held by the Portfolios. Except as otherwise addressed by the pre-determined voting guidelines, the proxy will typically be voted per the recommendation of the company's management.

Operational Issues

Vote FOR proposals to ratify auditors, unless an auditor has a financial interest in the company, fees for non-audit services are excessive or there is reason to believe that the auditor's opinion is inaccurate.

Board of Directors

Votes on director nominees in uncontested elections are made on a CASE-BY-CASE basis, examining such factors as the independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity.

Proxy Contests

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis considering such factors as the management's track record, qualifications of director nominees and an evaluation of what each side is offering shareholders.

Anti-Takeover Defenses

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Mergers and Corporate Restructurings

Vote on a CASE-BY-CASE basis on mergers and corporate restructurings based on factors such as financial issues and terms of the offer.

State of Incorporation

Proposals for changing a company's state of incorporation are evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating.

Capital Structure

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights; Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed.

Executive and Director Compensation

Votes are determined on a CASE-BY-CASE basis analyzing the estimated dollar cost for the proposed plan.

Social and Environmental Issues

Votes are determined on a CASE-BY-CASE basis, with a focus on how the proposal will enhance the economic value of the company.

Mutual Fund Proxies

Votes to elect directors are determined on a CASE-BY-CASE basis, considering factors such as board structure and director independence and qualifications.

INVESTOR AND SHAREHOLDER INFORMATION

Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations.

IN GENERAL

Current performance information for the Portfolios may be obtained by calling the Fund at (800) 992-3863. Quoted performance may not be indicative of future performance. The performance will depend upon factors such as its expenses and the types and maturities of securities held by the Portfolio. From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio with that of other mutual funds with a similar investment objective. The performance of the Portfolio, for example, might be compared with rankings prepared by Lipper Analytical Services Inc., which is a widely-recognized, independent service that monitors the performance of mutual funds, as well as with various unmanaged indices, such as the S&P 500 Index, the Russell 2000 Growth Index, the S&P SmallCap 600 Index, the Wilshire Small Company Growth Index, or the S&P MidCap 400 Index. In addition, evaluations of the Portfolio published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, Barron's, Business Week, Forbes, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Money, Morningstar, The New York Times, USA Today and The Wall Street Journal and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of the Portfolio's performance for any future period.

In addition to material we routinely provide to shareholders, we may, upon request, make additional statistical information available regarding the Fund. Such information will include, among other things, relative weightings and characteristics of Portfolios versus their respective index and security specific impact on overall portfolio performance. Please contact the Fund at (800) 992-3863 to obtain such information.

FINANCIAL STATEMENTS

The Fund's financial statements for the year ended December 31, 2008 are contained in its Annual Report to Shareholders for that period, and are hereby incorporated by reference. Copies of the Fund's Annual Report to Shareholders may be obtained by telephoning the Fund at (800) 992-3863.

APPENDIX

Description of certain rating categories assigned by Standard & Poor's, a division of the McGraw-Hill Companies, Inc ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. ("Fitch"), Dominion Bond Rating Service Limited ("DBRS") and A. M. Best Company, Inc. ("Best").

COMMERCIAL PAPER AND SHORT-TERM RATINGS

The designation A-l by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.

The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody's. Issuers of P-l paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

BOND AND LONG-TERM RATINGS

S&P

Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

S&P's BBB-rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

Debt rated BB and B by S&P is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

Debt rated B by S&P has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB rating.

APPENDIX (continued)

MOODY'S

Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

Moody's Baa-rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds rated B by Moody's generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-rated bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch's BB-rated bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Fitch's B-rated bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

APPENDIX (continued)

DBRS

Bonds rated AAA by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the A category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

Bonds rated BBB are considered to be of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

Bonds rated BB are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

Bonds rated "B" are regarded as highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

A.M. BEST

The issuer of long-term debt rated aaa has, in A.M. Best's opinion, an exceptional ability to meet the terms of its obligation. The rating aa is assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of its obligation., and issues are rated a where the ability to meet the terms of the obligation is regarded as strong. The issuer of debt rated bbb is considered to have an adequate ability to meet the terms of its obligation but to be more susceptible to changes in economic or other conditions.

The issuer of bb-rated long-term debt has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. The issuer of long-term debt rated b is considered to have extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

Investment Manager:
Fred Alger Management, Inc.
111 Fifth Avenue
New York, New York 10003

Distributor:
Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent:
State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
ATTN: The Alger American Fund
P.O. Box 8480
Boston, MA 02266-8480

Custodian Bank:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
Ernst & Young LLP
5 Times Square
New York, NY 10036

Counsel:
Stroock & Stroock & Lavan LLP
180 Maiden Lane
NewYork, NY 10038

The Alger American Fund

  Statement
  of Additional
  Information

May 1, 2009